As filed with the Securities and Exchange Commission on April 29, 1998.


                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. _____


                       Post-Effective Amendment No. 39                     [X]
                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                      [X]


                                Amendment No. 40


                             The Victory Portfolios
           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                               Copy to:


Michael J. Sullivan                            Carl Frischling, Esq.
BISYS Fund Services                            Kramer, Levin, Naftalis & Frankel
3435 Stelzer Road                              919 Third Avenue
Columbus, Ohio 43219                           New York,New York 10022
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[ ]   Immediately upon filing pursuant to    [ ]   on (date) pursuant to
      paragraph (b)                                paragraph (b)

[ ]   60 days after filing pursuant to       [ ]   on (date) pursuant to
      paragraph (a)(1)                             paragraph (a)(1)

[X]   75 days after filing pursuant to       [ ]   on (date) pursuant to
      paragraph (a)(2)                             paragraph (a)(2) of rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

The Victory Portfolios


                   CROSS-REFERENCE SHEET

                  THE VICTORY PORTFOLIOS



Item Number
 Form N-1A
  Part A                                    Prospectus Caption
  ------                                    ------------------




1.   Cover Page                             Cover Page; Introduction

2.   Synopsis                               Fund Expenses


3.   Condensed Financial Information        Inapplicable


4.   General Description of Registrant      Introduction; Investment Objective,
                                            Policies   and   Strategies;   Risk
                                            Factors;   Investment  Limitations;
                                            Additional Information


5.   Management of the Fund                 Organization  and Management of the
                                            Fund

5.A. Management's Discussion of Fund        Investment Performance
     Performance

6.   Capital Stock and Other Securities     INVESTING  WITH  VICTORY;   How  to
                                            Purchase  Shares;  How to  Exchange
                                            Shares;   How  to  Redeem   Shares;
                                            Dividends, Distributions and Taxes;
                                            Organization  and Management of the
                                            Funds;    Additional   Information;
                                            Other   Securities  and  Investment
                                            Practices


7.   Purchase of Securities Being Offered   How  to  Purchase  Shares;  How  to
                                            Exchange Shares


8.   Redemption or Repurchase               How  to  Exchange  Shares;  How  to
                                            Redeem Shares

9.   Pending Legal Proceedings              Inapplicable

The Victory Portfolios



                              CROSS REFERENCE SHEET

                             THE VICTORY PORTFOLIOS


Item Number
 Form N-1A                                     Statement of Additional
  Part B                                       Information Caption
  ------                                       -------------------


10.   Cover Page                            Cover Page

11.   Table of Contents                     Table of Contents

12.   General Information and History       Additional Information

13.   Investment Objectives and Policies    Investment      Objectives      and
                                            Investment Policies and Limitations


14.   Management of the Fund                Trustees and Officers

15.   Control Persons and Principal         Additional Information
      Holders of Securities

16.   Investment Advisory and Other         Advisory and Other Contracts
      Services

17.   Brokerage Allocation and Other
      Practices                             Advisory and Other Contracts

18.   Capital Stock and Other Securities    Valuation of  Portfolio  Securities
                                            for   the   Money   Market   Funds;
                                            Valuation of  Portfolio  Securities
                                            for the Taxable  Bond Funds and the
                                            Tax-Free  Bond  Funds;   Additional
                                            Purchase,  Exchange and  Redemption
                                            Information; Additional Information

19.   Purchase, Redemption and Pricing      Valuation of  Portfolio  Securities
                                            for the Money of  Securities  Being
                                            Offered Market Funds;  Valuation of
                                            Portfolio    Securities   for   the
                                            Taxable Bond Funds and the Tax-Free
                                            Bond  Funds;  Additional  Purchase,
                                            Exchange       and       Redemption
                                            Information;   Performance  of  the
                                            Money Market Funds;  Performance of
                                            the  Non-   Money   Market   Funds;
                                            Additional Information

20.   Tax Status                            Dividends and Distributions; Taxes

21.   Underwriters                          Advisory and Other Contracts

The Victory Portfolios



22.  Calculation of Performance Data       Performance  of  the  Money  Market
                                           Funds; Performance of the Non-Money
                                           Market      Funds;       Additional
                                           Information


23.  Financial Statements                  Inapplicable

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                    LOGO (R)
                                  Victory Funds



                                   PROSPECTUS



                               EQUITY INCOME FUND


                          800-539-FUND or 800-539-3863

                                 August 1, 1998

                             THE VICTORY PORTFOLIOS

                                 PROSPECTUS FOR:

                               EQUITY INCOME FUND

                            800-539-FUND 800-539-3863


This prospectus describes the Equity Income Fund. The Fund is a diversified mutual fund and is a part of The Victory Portfolios (Victory), an open-end investment management company. This prospectus explains the objective, policies, risks, and strategies of the Fund. You should read this prospectus before investing and keep it for future reference. A detailed Statement of Additional Information (SAI) is also available for your review. The SAI has been filed with the Securities and Exchange Commission, and is incorporated by reference into this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into both this Prospectus and the SAI, and other information regarding registrants that file electronically with the SEC. If you would like a free copy of the SAI, please request one by calling us at 800-539-FUND.


Shares of the Fund are:

o     Not insured by the FDIC;
o     Not deposits or other  obligations of, or guaranteed by, any KeyBank,  any
o     of its  affiliates,  or any  other  bank;  Subject  to  investment  risks,
o     including possible loss of the principal amount invested.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                 August 1, 1998

                                TABLE OF CONTENTS

                                 Introduction 2

                Investment Objective, Policies, and Strategies 4

   An analysis which includes objectives, policies, strategies, and expenses

                                 Risk Factors 7

                            Investment Limitations 8

                            Investment Performance 9

                                  Share Price 9

                     Dividends, Distributions, and Taxes 10

                            INVESTING WITH VICTORY 12

                            How to Purchase Shares 14

                            How to Exchange Shares 16

                             How to Redeem Shares 17

                   Organization and Management of the Fund 18

                            Additional Information 21

                  Other Securities and Investment Practices 22

KEY TO
FUND INFORMATION

(1)OBJECTIVE  AND STRATEGY
The goals and the strategy that the Fund plans to use in pursuing its investment objective.

(2)RISK FACTORS
The risks that you may assume
as an investor in the Fund.

(3)EXPENSES
The costs that you will pay as an investor in the Fund, including sales charges and ongoing expenses.

(1)Investment Objective and Strategy


Objective: The Equity Income Fund seeks to provide dividend income and long-term capital appreciation.

Strategy: The Fund pursues its investment objective by investing primarily in a diversified portfolio of equity securities with an above average total return potential, with emphasis on above average current income. The Portfolio Manager also may invest in convertible securities to achieve a higher current yield for the portfolio. Please review "Investment Objective, Policies, and Strategies" and "Other Securities and Investment Practices" for an overview of the Fund.


(2)Risk Factors

The Fund is not insured by the FDIC. Since equity securities fluctuate in value, the Fund's shares also will fluctuate in value. This fluctuation may be in response to the activities of an individual company or in response to general market or economic conditions. In addition, there are other potential risks, which are discussed in the section "Risk Factors."


Who Should Invest

o Investors willing to accept higher short-term risk along with higher potential long-term returns

o        Investors seeking capital appreciation over the long-term

o Investors seeking a fund for the growth portion of a diversified portfolio

o        Investors who are investing for goals that are many years in the future

(3)Fees and Expenses

You may pay a sales charge of up to 5.75% of the offering price, depending on the amount you invest. You also will incur expenses for investment advisory, administrative, and shareholder services, all of which are included in the Fund's expense ratio. See "Fund Expenses" for the Fund in which you plan to invest.



Purchases

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. If you purchase shares through an Investment Professional, you may be subject to different minimums. The initial investment must be accompanied by the Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares."


Redemptions
You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, the Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

Dividends/Distributions
Ordinarily, the Fund declares and pays dividends from its net investment income quarterly. Any net capital gains realized by the Fund are paid as dividends at least annually. The Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Funds. You can make this choice when you fill out an Account Application. See "Dividends, Distributions, and Taxes."

Other Services
Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf
(TDD) at 800-970-5296.

General Information About The Equity Income Fund
The estimated annual expenses after waivers and reimbursements (as a percentage of net assets) are ____%. The Fund has a maximum sales charge of 5.75%. The newspaper abbreviation for the Fund is Victory _______________. All newspapers do not use the same abbreviation.

The following pages provide you with an overview of the Fund. Please look at the objective, policies, strategies, risks, and expenses to determine whether the Fund will suit your risk tolerance and investment needs. You also should review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Fund can invest and the risks related to these investments.

                               EQUITY INCOME FUND
                                (3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Fund.

Shareholder Transaction Expenses*                           Class A Shares
         Maximum Sales Charge Imposed on Purchases
             (as a percentage of the offering price)             5.75%
         Sales Charge Imposed on Reinvested Dividends            None
         Deferred Sales Charge                                  None**
         Redemption Fees                                         None
         Exchange Fees                                           None
*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**Except for investments of $1 million or more.  See "Investing with Victory."

The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the Fund. These expenses are charged directly to the Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Fund, providing shareholder services, and other activities. The expenses shown are estimated based on projected expenses of the Fund.


Annual Fund Operating Expenses
After expense waivers and reimbursements                    Class A Shares
   (as a percentage of average daily net assets)
Management Fees(1)
Other Expenses(1,2)
Total Fund Operating Expenses(1)
(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be ______, Other Expenses would be ____%, and Total Fund Operating Expenses would be ____%.
(2) Other Expenses includes an estimate of shareholder servicing fees the Fund expects to pay. See "Organization and Management of the Fund -- Shareholder Servicing Plan".

This example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Fund.

Example: You would pay the following expenses on a $1,000 investment in the Fund assuming: (1) a 5% annual return, and (2) redemption at the end of each time period.

                                   1 Year               3 Years
                                   ------               -------
       Class A Shares

This example is only an illustration. Actual expenses and returns will vary.

(1)Investment Objective, Policies, and Strategies

(1)Investment Objective

The Fund seeks to provide, over the long-term, dividend income growth and long-term capital appreciation.


(1)Investment Policies and Strategy

The Fund pursues its objective by investing primarily in a diversified portfolio of equity securities with an above average total return potential, with emphasis on above average current income. The securities in the Fund usually are listed on a national exchange.


The Adviser seeks equity securities of under-valued companies that are inexpensive relative to historical measurements, such as price to earnings. The Adviser generally will invest in securities that generate a stable level of income in inflation-adjusted dollars and will consider the effects of inflation and taxes on capital gains.

Under normal market conditions, the Fund:

Will invest at least 80% of its total assets in:
o Equity securities and securities convertible or exchangeable into common stock including domestically traded securities of foreign companies


May invest up to 20% of its total assets in:

o    Investment-grade corporate debt securities
o    Short-term debt obligations
o    U.S. Government obligations
o    Equity securities of foreign companies traded on U.S. exchanges,  including
     ADRs



(2)The Fund is designed for long-term investors. The Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities and debt securities. It also is subject to risks common to mutual funds that invest in domestically traded securities of foreign companies. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. Please read "Risk Factors" carefully before investing.

Portfolio Management


James T. Kitson is the Portfolio Manager of the Fund, a position he has held since its inception. He is a Portfolio Manager and Senior Managing Director of Key Asset Management Inc., and has been in the investment business since 1972.

(2)Risk Factors
**** It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward. ****

This prospectus describes some of the risks that you may assume as an investor in the Fund. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Fund's investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of the Fund. As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund's price, yield, and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

See the SAI for more information about risks.

The following risks are common to all mutual funds:
o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth less than the price the Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market, and is common to all investments.

o Manager risk is the risk that the Fund's Portfolio Manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that a Portfolio Manager may fail to execute the Fund's investment strategy effectively and thus fail to achieve its objective.

The following risk is common to mutual funds that invest in equity securities:
o Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations. For example, holders of debt securities have priority over holders of equity securities to a company's assets in the event of bankruptcy.

The following risks are common to mutual funds that invest in debt securities:
o Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

o Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by NRSROs* such as S&P, Fitch, or Moody's.

The following risk is common to mutual funds that invest in domestically-traded securities of foreign companies:

o Investments in securities of foreign companies could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.

*An NRSRO is a nationally recognized statistical ratings organization such as Standard and Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

(1)Investment Limitations

**** The SEC and IRS have certain restrictions with which all mutual funds must comply. The Fund monitors these limitations on an ongoing basis.****

To help reduce risk, the Fund has adopted limitations on some investment policies. These limits involve the Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.


The Fund limits to 25% of its total assets the amount it may invest in any single industry (other than U.S. Government obligations). The Fund limits its borrowing to 33 1/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Fund does not intend to borrow for leveraging purposes.


Diversification Requirements

o SEC Requirement: The Fund is "diversified" according to certain federal securities provisions regarding diversification of its assets. Generally, under these provisions, the Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

o IRS Requirement: The Fund also intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the securities provisions. These diversification provisions and requirements are discussed in the SAI.

Investment Performance

**** Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-539-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 8:00 p.m. Eastern Time Monday through Friday.****

Victory may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-539-FUND.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in the Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, the Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share.

To calculate "total return," the Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. (This takes into account the Fund's dividend distributions, if any.) The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

Yield is a measure of net dividend income.

Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all parts of a Fund's investment return for periods greater than one year.

Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on the Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in the Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

**** The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.****

Share Price

The Fund's share price, called its net asset value (NAV) is calculated each business day as of the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). Shares are purchased, exchanged, and redeemed at the next share price calculated after your investment instructions are received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by the Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed but the New York Stock Exchange is open.

The NAV is calculated by adding up the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

         Total Assets--Liabilities
NAV=---------------------------------
         Number of Shares Outstanding

The Fund's net asset value usually can be found daily in The Wall Street Journal and other newspapers.

Dividends, Distributions, and Taxes

**** Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call the Transfer Agent at 800-539-FUND.****

****Buying a Dividend.
You should check the Fund's distribution schedule before you invest. If you buy shares of the fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.****

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. If the Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in the Fund.

Ordinarily, the Fund declares and pays dividends from its net investment income quarterly. The Fund pays any net capital gains realized as dividends at least annually. Distributions can be received in one of the following ways:

o     Reinvestment Option
You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

o     Cash Option
A check will be mailed to you no later than 7 days after the pay date.

o     Income Earned Option

Dividends can be automatically reinvested in the Fund and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.


o     Directed Dividends Option

You can have distributions automatically reinvested in the same class of shares of another fund of the Victory Group. If distributions from Class A Shares are reinvested in Class A Shares of another fund, you will not pay a sales charge on the reinvested distributions.


o     Directed Bank Account Option
In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, dividends will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Important Information about Taxes

The Fund intends to qualify as a regulated investment company, in which case it will pay no federal income tax on the earnings or capital gains it distributes to its shareholders.

o Ordinary dividends from the Fund are taxable as ordinary income; dividends from the Fund's long-term capital gains are taxable as capital gain.
o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.
o Dividends from the Fund that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. Government obligations will be provided to you with the tax statements you receive from the Fund.
o Certain dividends paid to you in January will be taxable as if they had been paid to you in December of the previous year.
o Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.
o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
o You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

                             INVESTING WITH VICTORY

****All you need to do to get started is to fill out an application.****

If you are looking for a convenient way to open an account or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of the Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

The Fund in this prospectus offers only Class A shares. Class A shares have a front-end sales charge of 5.75%.

Calculation of Sales Charges

Shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:

--------------------------------- ------------------------- -------------------------- -------------------------
                                        Sales Charge              Sales Charge         Dealer Reallowance As a
Your Investment                      As a Percentage of        As a Percentage of           Percentage of
                                       Offering Price            Your Investment          the Offering Price
--------------------------------- ------------------------- -------------------------- -------------------------
Up to $50,000                              5.75%                      6.10%                     5.00%
--------------------------------- ------------------------- -------------------------- -------------------------
$50,000 up to $100,000                     4.50%                      4.71%                     4.00%
--------------------------------- ------------------------- -------------------------- -------------------------
$100,000 up to $250,000                    3.50%                      3.63%                     3.00%
--------------------------------- ------------------------- -------------------------- -------------------------
$250,000 up to $500,000                    2.50%                      2.56%                     2.00%
--------------------------------- ------------------------- -------------------------- -------------------------
$500,000 up to $1,000,000                  2.00%                      2.04%                     1.75%
--------------------------------- ------------------------- -------------------------- -------------------------


                                       12


$1,000,000 and above*                      0.00%                      0.00%                       *
--------------------------------- ------------------------- -------------------------- -------------------------

*There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price if you redeem your shares in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or current net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested dividends. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

Sales Charge Reductions and Waivers
****There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.****

You may qualify for reduced sales charges in the following cases:


o A Letter of Intent lets you purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.
o Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.
o You can combine Class A Shares of multiple Victory Funds (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under the age of 21) for a reduced sales charge at the time of purchase.

o    Waivers for certain investors:
(a) Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers"*, dealers who have an agreement with the Distributor, and any trade organization to which the Advisers or the Administrator belong.
(b) Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.
(c) Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or who invested in a fund of the Victory Group.
(d) Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.
(e) Investment Professionals who purchase Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.


                             How to Purchase Shares

****All you need to do to get started is to fill out an application.****

Shares can be purchased in a number of different ways. The minimum initial investment is $500 ($250 for Individual Retirement Accounts) and $25 thereafter. If you purchase shares through an Investment

Professional you may be subject to different minimums. You can send in your investment by check, wire transfer, exchange from another Fund of the Victory Group, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Keep the following addresses handy for purchases, exchanges, or redemptions.

Regular U.S. Mail Address:

Send a completed Account Applications with your check, bank draft, or money order to:


         The Victory Funds
         PO Box 8527
         Boston, MA  02266-8527

Overnight Mail Address:
Use the following address ONLY for overnight packages:
         The Victory Funds
         c/o Boston Financial Data Services
         Two Heritage Drive
         Quincy, MA  02171
         PHONE:  800-539-FUND

Wire Address:
The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds to obtain a confirmation number.

State Street Bank and Trust Co.
ABA #011000028
For Credit to DDA
Account #9905-201-1
For Further Credit to Account # (insert account number, name, and confirmation number assigned by the Transfer Agent)

Telephone
800-539-FUND
800-539-3863

Fax Number:
800-529-2244

Telecommunication Device for the Deaf (TDD):
800-970-5296

Make your check payable to:
The Victory Funds

ACH
After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic members banks may be used. It takes about 15 days to set up the ACH feature. Currently, the Fund does not charge a fee for ACH transfers.

Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it into shares of the Fund.

Retirement Plans
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

****If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.****


All purchases must be
made in U.S. Dollars and
drawn on U.S. banks. The
Transfer Agent may reject any
purchase order in its sole discretion.
If your check is returned for any
reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

                             How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges.

****You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-539-FUND.****

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:

o Shares of the fund selected for exchange must be available for sale in your state of residence. The Fund whose shares you want to exchange and the fund whose shares you want to buy must offer the exchange privilege.
o Shares of the Fund may be exchanged at relative net asset value. This means that if you own Class A shares of the Fund, you can only exchange them for Class A shares of another fund and not pay a sales charge.
o You must meet the minimum purchase requirements for the fund you purchase by exchange. The registration and tax identification numbers of the two accounts must be identical. You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.
o Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

                              How to Redeem Shares

If your request is received and accepted by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

****There are a number of convenient ways to redeem shares of the Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.****

By Telephone
The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization". Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

o    Mail a check to the address of record;
o    Wire funds to a domestic financial institution;
o    Mail to a previously designated alternate address; or
o    Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

o    Redemptions over $10,000;
o    Your account registration has changed within the last 15 days;
o    The check is not being mailed to the address on your account;
o    The check is not being made payable to the owner of the account, or
o If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire

If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time, your funds will be wired on the next business day.

By ACH
Normally, your redemption will be processed on the same day or the next day if your instructions are received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.


Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends accried will be included with the redemption proceeds.


Systematic Withdrawal Plan

If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have an account value of $5,000 or more to start withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you. Organization and Management of the Fund

****We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Fund to service its shareholders. They are paid a fee for their services.****


****The Fund is supervised by the Board of Trustees, who monitors the services provided to investors.****


About Victory

The Fund is a member of the Victory Funds, a group of 35 distinct investment portfolios, organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Fund. They are elected by the shareholders.

The Investment Adviser

One of the Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $60 billion for a limited number of individual and institutional clients.


The Advisory Agreement allows the Adviser to hire employees of its affiliates. It also allows KAM to choose brokers or dealers to handle the purchases and sales of the Fund's securities. Subject to Board approval, Key Investments, Inc.
(KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Fund's security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and are affiliates of the Adviser. KAM will be paid a monthly fee at an annual rate of _____% based on the average annual daily net assets of the Fund.


                ------------------------------------------------
                             Management of the Fund
                ------------------------------------------------
                                    Trustees
                ------------------------------------------------
                        Supervise the Fund's activities.
                ------------------------------------------------

                ------------------------------------------------
                               Investment Adviser
                ------------------------------------------------
                            Key Asset Management Inc.
                                127 Public Square
                               Cleveland, OH 44114

                          Manages the Fund's business
                           and investment activities.
                ------------------------------------------------

The Administrator, Distributor, and Fund Accountant

BISYS Fund Services is the Administrator and the Distributor. The Fund pays BISYS a fee as the Administrator at the following annual rate based on the Fund's average daily net assets :


o    .15% for portfolio assets of $300 million and less,
o    .12% for the next $300 million  through  $600 million of portfolio  assets;
     and
o    .10% for portfolio assets greater than $600 million.


Under a Sub-Administration Agreement, BISYS pays KAM a fee at the annual rate of up to .05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund. The Fund does not pay BISYS a fee for its services as Distributor, although BISYS receives the sales charge. The Fund pays BISYS Fund Services Ohio, Inc., a fee for serving as the Fund's Accountant.


As permitted under current rules and regulations, the Distributor may provide sales support, including cash or other compensation to dealers for selling shares of the Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense, and not at the expense of the Fund or its shareholders.

Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Fund. It establishes and maintains accounts and records, processes dividend and distribution payments, arranges for bank wires, assists in transactions, and changes account information. For these services the Fund pays a fee at an annual rate of up to .25% of the average daily net assets of the Fund serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan
Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Fund. The Fund does not currently pay expenses under this plan.

Brokerage
The Fund may buy and sell securities through an affiliate of KAM. The Board of Trustees has adopted procedures to ensure that these transactions are fair and in the best interest of the Fund.

Independent Accountants
Coopers & Lybrand L.L.P. serves as independent accountants to the Fund.

Legal Counsel
Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Fund.

                OTHER COMPANIES THAT PROVIDE SERVICES TO THE FUND



                                  Shareholders
                            Financial Services Firms
                              and their Investment
                                  Professionals

                               Advise current and
                                   prospective
                           shareholders on their Fund
                                  investments.




                         Transfer Agent/Servicing Agent

   State Street Bank and Trust Company            Boston Financial Data Services
            225 Franklin Street                       Two Heritage Drive
              Boston, MA 02110                         Quincy, MA 02171

     Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

           Distributor and Administrator                 Fund Accountant
             BISYS Fund Services, Inc.            BISYS Fund Services Ohio, Inc.
                3435 Stelzer Road                      3435 Stelzer Road
                Columbus, OH 43219                     Columbus, OH 43219



 As  Distributor,  markets  the  Fund and    Calculates the value of Fund shares
 distributes  shares  through  Investment    and keeps certain Fund records.
 Professionals. As Administrator, handles the day-to-day operations Of the Fund






             Sub-Administrator                           Custodian
          Key Asset Management Inc.              Key Trust Company of Ohio, N.A.
               127 Public Square                       127 Public Square
             Cleveland, OH 44114                     Cleveland, OH 44114

 Handles some day-to-day operations          Provides for safekeeping of the
 of the Fund.                                Funds' investments and cash,
                                             and settles trades made by
                                             the Funds.

[graphic]

Additional Information

     ****Some additional information you should know about the Fund.****

Share Classes
The Fund offers only the class of shares described in this prospectus, but at some future date, the Fund may offer additional classes of shares through a separate prospectus. The Fund is the successor to the former Key Trust Equity Income Fund.

Your Rights as a Shareholder All shareholders have equal voting, liquidation, and other rights. As a shareholder of the Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of the Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics
Victory and the Advisers have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform.
Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws
Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian or shareholder servicing agent. They may also purchase shares of such a company and pay third parties for performing these functions for their customers. Should these laws ever change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you also will receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

****If you would like to receive additional copies of any materials, please call the Fund at 800-539-FUND.****

                    Other Securities and Investment Practices


The following table lists the types of securities the Fund may choose to purchase under normal market conditions. The majority of the portfolio for the Fund is made up of equity securities. However, the Fund is also permitted to invest in the securities listed in the table below and the SAI.


%    Percentage of total assets.

#    No limitation of usage; Fund may be using currently.

o Indicates a "derivative security," whose value is linked to, or derived from, another security, instrument or index.

List of Allowable Investments and Investment Practices                                                       Equity Income Fund
---------------------------------------------------------------------------------------------------------- -----------------------
U.S. Equity Securities. Can include common stock and securities convertible into  stock of U.S.                  80 - 100%
corporations.
---------------------------------------------------------------------------------------------------------- -----------------------
Equity Securities of Foreign Companies Traded on U.S. Exchanges.  Can include common stock and

securities convertible into stock.  Also may include American Depositary Receipts (ADRs) and Global                 20%
Depositary Receipts (GDRs).

---------------------------------------------------------------------------------------------------------- -----------------------

Preferred Stock. A class of stock that pays dividends at a specified rate and that has preference over              10%
common stock in the payment of dividends and the liquidation of assets.

---------------------------------------------------------------------------------------------------------- -----------------------
U.S. Corporate Debt Obligations. Debt instruments issued by public corporations.  They may be secured or            20%
unsecured by property.
---------------------------------------------------------------------------------------------------------- -----------------------
U.S. Government Securities.  Securities issued or guaranteed by the U.S. government, its agencies, or
instrumentalities.  Some are direct obligations of the U.S. Treasury; others are obligations only of the            20%
U.S. agency.
---------------------------------------------------------------------------------------------------------- -----------------------

Short-Term Debt Obligations.  Includes banker's acceptances, certificates of deposit, prime quality
commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.             20%

---------------------------------------------------------------------------------------------------------- -----------------------
Warrants.  The right to purchase an equity security at a stated price for a limited period of time.                 10%
---------------------------------------------------------------------------------------------------------- -----------------------
When-Issued and Delayed-Delivery Securities. A security that is purchased for delivery at a later time.           33-1/3%
The market value may change before the delivery date.
---------------------------------------------------------------------------------------------------------- -----------------------
o Receipts. Separately traded interest or principal components of U.S. Government securities.                       20%
---------------------------------------------------------------------------------------------------------- -----------------------
Repurchase Agreements. An agreement to sell and repurchase a security at the same price plus interest.
The seller's obligation to the Fund is secured with collateral. Subject to the receipt of exemptive                 20%
relief from the SEC, the Adviser may combine  repurchase  transactions among one or more Victory funds into a single transaction.
---------------------------------------------------------------------------------------------------------- -----------------------
Illiquid Securities. Investments that cannot be sold readily within seven days in the usual course of              15% of
business at approximately the price at which the Fund values them.                                               net assets
---------------------------------------------------------------------------------------------------------- -----------------------
Restricted Securities. Securities that are not registered under federal securities laws but that may be
traded among qualified institutional investors and the Fund. Some of these securities may be illiquid.              20%
---------------------------------------------------------------------------------------------------------- -----------------------
o Futures Contracts and Options on Futures Contracts.  Contracts involving the right or obligation to        5% in margins and
deliver or receive assets or money depending on the performance of one or more assets or an economic         premiums; 33-1/3%
index.  To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside    subject to futures or
to cover the commitment limit.  The Funds may invest in futures in an effort to hedge against market         options on futures
risk.


                                       23



---------------------------------------------------------------------------------------------------------- -----------------------
o Options. The Fund may write, or sell, a covered call option on a security that it owns or on an index            25% in
to hedge its position or generate additional income.                                                           covered calls
---------------------------------------------------------------------------------------------------------- -----------------------

Borrowing, Reverse Repurchase Agreements.  The borrowing of money from banks (up to 5% of total assets)
or through reverse repurchase agreements (up to 33 1/3% of total assets).  The Funds will not use                 33 1/3%
borrowing to create leverage.

---------------------------------------------------------------------------------------------------------- -----------------------
Securities Lending. To generate additional income, a Fund may lend its portfolio securities. The Fund will receive collateral for the value of the security plus any interest due. The Fund only will enter
into securities lending arrangements with entities that the Adviser has determined are creditworthy.              33-1/3%
Subject to the receipt of exemptive  relief from the SEC,  Key Trust  Company of Ohio, N.A., the Fund's Custodian and lending agent, may earn a fee based on the amount of income earned on the investment of collateral.
---------------------------------------------------------------------------------------------------------- -----------------------
Investment Company Securities. Shares of other mutual funds with similar investment objectives. The
following limitations apply: (1) No more than 5% of the Fund's total assets may be invested in one                   5%
mutual fund, (2) a Fund and its affiliates may not own more than 3% of the securities of any one mutual              3%
fund, and (3) no more than 10% of the Fund's total assets may be invested in combined mutual fund                   10%
holdings.
---------------------------------------------------------------------------------------------------------- -----------------------

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in U.S. Government securities, or short-term, high quality debt obligations. For more information on ratings and detailed descriptions of each of the above investment vehicles, see the SAI.

                                     Logo(R)
                                  Victory Funds






                                 800-539-FUND(R)
                                       or
                                  800-539-3863






                     MAINE INTERMEDIATE MUNICIPAL BOND FUND
                      MAINE SHORT-TERM MUNICIPAL BOND FUND
                          MICHIGAN MUNICIPAL BOND FUND
                         WASHINGTON MUNICIPAL BOND FUND


                                   PROSPECTUS


                                 August 1, 1998

                             THE VICTORY PORTFOLIOS


                     MAINE INTERMEDIATE MUNICIPAL BOND FUND
                      MAINE SHORT-TERM MUNICIPAL BOND FUND
                          MICHIGAN MUNICIPAL BOND FUND
                         WASHINGTON MUNICIPAL BOND FUND

                         800-539-FUND        800-539-3863



The four Victory Funds discussed in this prospectus are a part of The Victory Portfolios (Victory), an open-end investment management company. The Funds are non-diversified mutual funds. This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in the Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and Exchange Commission, and is incorporated by reference into this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into both this prospectus and the SAI, and other information regarding registrants that file electronically with the SEC. If you would like a free copy of the SAI, please request one by calling us at 800-539-FUND.


Shares of the Fund are:

o    Not insured by the FDIC;
o Not deposits or other obligations of, or guaranteed by, any KeyBank, any of its affiliates, or any other bank;
o Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 August 1, 1998

TABLE OF CONTENTS                                                          PAGE

Introduction                                                                 2
AN OVERVIEW OF EACH OF THE FUNDS
An fund-by-fund analysis which includes objectives, policies, strategies, and expenses
         Maine Intermediate Municipal Bond Fund                              6
         Maine Short-Term Municipal Bond Fund                                8
         Michigan Municipal Bond Fund                                       10
         Washington Municipal Bond Fund                                     12
Risk Factors                                                                14
Investment Limitations                                                      15
Investment Performance                                                      15
Share Price                                                                 16
Dividends, Distributions, and Taxes                                         17
INVESTING WITH VICTORY                                                      18
         How to Purchase Shares                                             19
         How to Exchange Shares                                             20
         How to Redeem Shares                                               21
Organization and Management of the Funds                                    22
Additional Information                                                      28
Other Securities and Investment Practices                                   29

KEY TO FUND INFORMATION:

(1) Objective and Strategy: The goals and the strategy that a Fund plans to use in pursuing its investment objective.

(2) Risk Factors: The risks that you may assume as an investor in a Fund.

(3) Expenses: The costs that you will pay as an investor in a Fund, including sales charges and ongoing expenses.

(1)INVESTMENT OBJECTIVE AND STRATEGY:

(1)OBJECTIVE:

The Maine Intermediate Municipal Bond Fund seeks to provide a reasonable level of income which is exempt from federal income taxation with at least 65% of the assets in municipal debt issues which are exempt from Maine state income tax. The Maine Short-Term Municipal Bond Fund seeks to provide a reasonable level of income which is exempt from federal income taxation with at least 65% of the assets in municipal debt issues which are exempt from Maine state income tax. The Michigan Municipal Bond Fund seeks to generate a reasonable level of income which is exempt from federal income tax, with at least 65% exempt from Michigan state income tax.
The Washington Municipal Bond Fund seeks to provide a reasonable level of income, which is exempt from federal income tax.


(1)STRATEGY:

Each of the Funds pursues its investment objective by investing primarily in general obligation bonds and revenue bonds. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

(2)RISK FACTORS:


The Funds are not insured by the FDIC. The Funds generally invest in tax-exempt obligations of a single state. Therefore, an investment in one of these Funds may involve additional risks, including economic, political, or credit risks specific to that state. In addition, there are other potential risks, which are discussed in the section "Risk Factors."


WHO SHOULD INVEST:

o    Investors in higher tax brackets seeking tax-exempt income
o    Investors seeking income over the long term
o    Investors with moderate risk tolerance
o    Investors willing to accept price and dividend fluctuations

(3)FEES AND EXPENSES:

You may pay a sales charge of up to 5.75% of the offering price, depending on the amount you invest. You also will incur expenses for investment advisory fees, administrative fees, and shareholder services, all of which are included in a Fund's expense ratio. See "Fund Expenses" for the Fund in which you plan to invest.

PURCHASES:

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. If you purchase shares through an Investment Professional, you may be subject to different minimums. An initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares." Generally, municipal bond funds are not appropriate investmentS for IRA accounts.

REDEMPTIONS:

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application.
See "How to Redeem Shares."

DIVIDENDS/DISTRIBUTIONS:

Income is accrued daily and is declared and paid monthly. Any net capital gains realized by a Fund are paid as dividends annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios. You can make this choice when you fill out an Account Application.

See "Dividends, Distributions, and Taxes."

OTHER SERVICES:

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf
(TDD) at 800-970-5296.

GENERAL INFORMATION ABOUT EACH OF THE FUNDS:

-------------------------------------------------- --------------------- -------------- ----------------------
                                                     Estimated Annual
                                                      Expenses After        Maximum           Newspaper
                  Victory Fund                      Waivers (as a % of   Sales Charge       Abbreviation*
                                                       net assets)
-------------------------------------------------- --------------------- -------------- ----------------------
Maine Intermediate Municipal Bond Fund                      0%               5.75%             Victory
-------------------------------------------------- --------------------- -------------- ----------------------
Maine Short-Term Municipal Bond Fund                        0%               5.75%             Victory
-------------------------------------------------- --------------------- -------------- ----------------------
Michigan Municipal Bond Fund                                0%               5.75%             Victory
-------------------------------------------------- --------------------- -------------- ----------------------
Washington Municipal Bond Fund                              0%               5.75%             Victory
-------------------------------------------------- --------------------- -------------- ----------------------

*All newspapers do not use the same abbreviation.

The following pages provide you with separate overviews of each Fund. Please look at the objective, policies, strategies, policies, risks, and expenses to determine which Fund will best suit your risk tolerance and investment needs. You also should review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

                     MAINE INTERMEDIATE MUNICIPAL BOND FUND

(1)Investment Objective: The Maine Intermediate Municipal Bond Fund seeks to provide a reasonable level of income which is exempt from federal income taxation with at least 65% of the assets in municipal debt issues which are exempt from taxation in Maine.

(1)Investment Policies and Strategy: The Maine Intermediate Municipal Bond Fund pursues its investment objective by investing primarily in a diversified portfolio of tax-exempt obligations.

Under normal market conditions, the Maine Intermediate Municipal Bond Fund primarily invests in:

o    Municipal securities with fixed, variable, or floating interest rates
o    Zero coupon, tax, revenue and bond anticipation notes
o    Tax-exempt commercial paper

Important  Characteristics  of the  Maine  Intermediate  Municipal  Bond  Fund's
Investments:


o Quality: Municipal securities rated A or above at the time of purchase by Standard & Poor's (S&P), Fitch, Moody's, or another NRSRO*, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.
o Maturity: The dollar-weighted effective average maturity of the Maine Intermediate Municipal Bond Fund generally will range from 4 to 11 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

*An NRSRO is a nationally recognized statistical ratings organization such as S&P, Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

(2) Risk: The Maine Intermediate Municipal Bond Fund primarily invests in municipal securities issued by the State of Maine and its municipalities. The Maine Intermediate Municipal Bond Fund is subject to the risks common to all mutual funds that invest in debt securities; that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. The Maine Intermediate Municipal Bond Fund is subject to additional risks because it concentrates its investments in a single geographic area, and it may invest more than 5% of its total assets in the securities of a single issuer. The Maine Intermediate Municipal Bond Fund may concentrate its investments in securities of issuers that derive revenues from similar projects such as educational facilities, or industrial projects. This could make the Maine Intermediate Municipal Bond Fund more susceptible to economic, political, business, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Maine municipal securities. It also is subject to the risks common to mutual funds that invest in mortgage-related securities, like prepayment and extension risk. Please read "Risk Factors" carefully before investing.

Portfolio Management: Brad Postema has served as the Portfolio Manager for the Maine Intermediate Municipal Bond Fund since its inception. He is a Senior Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1992.

                     Maine Intermediate Municipal Bond Fund
                                (3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Maine Intermediate Municipal Bond Fund.

Shareholder Transaction Expenses*                                 Class A Shares
         Maximum Sales Charge Imposed on Purchases
             (as a percentage of the offering price)                   5.75%
         Sales Charge Imposed on Reinvested Dividends                  None
         Deferred Sales Charge                                        None**
         Redemption Fees                                               None
         Exchange Fees                                                 None
*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**Except for investments of $1 million or more.  See "Investing with Victory."


The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the Maine Intermediate Municipal Bond Fund. These expenses are charged directly to the Maine Intermediate Municipal Bond Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Maine Intermediate Municipal Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on anticipated expenses of the Maine Intermediate Municipal Bond Fund.



Annual  Fund  Operating  Expenses                           Class A  Shares
After  expense  waivers  and reimbursements
(as a percentage of average daily net assets)
         Management Fees(1)
         Other Expenses(1,2)
         Total Fund Operating Expenses(1)
(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be ______, Other Expenses would be ____%, and Total Fund Operating Expenses would be ____%.
(2) Other Expenses includes an estimate of shareholder  servicing fees the Maine
Intermediate   Municipal  Bond  Fund  expects  to  pay.  See  "Organization  and
Management of the Fund--Shareholder Servicing Plan".

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Maine Intermediate Municipal Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the Maine Intermediate Municipal Bond Fund assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                                1 Year                 3 Years
                                ------                 -------
Class A Shares

This example is only an illustration. Actual expenses and returns will vary.

                      MAINE SHORT-TERM MUNICIPAL BOND FUND

(1)Investment Objective: The Maine Short-Term Municipal Bond Fund seeks to provide a reasonable level of income which is exempt from federal income taxation with at least 65% of the assets in municipal debt issues which are exempt from Maine state income tax.

(1)Investment Policies and Strategy: The Maine Short-Term Municipal Bond Fund pursues its investment objective by investing primarily in a diversified portfolio of tax-exempt obligations.

Under normal market conditions, the Maine Short-Term Municipal Bond Fund primarily invests in:


o    Municipal securities with fixed, variable, or floating interest rates
o    Zero coupon, tax, revenue and bond anticipation notes
o    Tax-exempt commercial paper

Important   Characteristics  of  the  Maine  Short-Term  Municipal  Bond  Fund's
Investments:

o Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.
o Maturity: The dollar-weighted effective average maturity of the Maine Short-Term Municipal Bond Fund generally will range from 1 to 5 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

(2) Risk: The Maine Short-Term Municipal Bond Fund primarily invests in municipal securities issued by the State of Maine and its municipalities. The Maine Short-Term Municipal Bond Fund is subject to the risks common to all mutual funds that invest in debt securities; that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. The Maine Short-Term Municipal Bond Fund is subject to additional risks because it concentrates its investments in a single geographic area, and it may invest more than 5% of its total assets in the securities of a single issuer. The Maine Short-Term Municipal Bond Fund may concentrate its investments in securities of issuers that derive revenues from similar projects such as educational facilities, or industrial projects. This could make the Maine Short-Term Municipal Bond Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Maine municipal securities. It also is subject to the risks common to mutual funds that invest in mortgage-related securities, like prepayment and extension risk. Please read "Risk Factors" carefully before investing.

Portfolio Management: Brad Postema has served as the Portfolio Manager for the Maine Short-Term Municipal Bond Fund since its inception. He is a Senior Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1992.

                      MAINE SHORT-TERM MUNICIPAL BOND FUND
                                (3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Maine Short-Term Municipal Bond Fund.

   Shareholder Transaction Expenses*                             Class A Shares
            Maximum Sales Charge Imposed on Purchases
                (as a percentage of the offering price)             5.75%
            Sales Charge Imposed on Reinvested Dividends            None
            Deferred Sales Charge                                   None**
            Redemption Fees                                         None
            Exchange Fees                                           None

*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**Except for investments of $1 million or more.  See "Investing with Victory."


The Annual Fund Operating Expenses Table illustrates the estimated operating expenses that you will incur as a shareholder of the Maine Short-Term Municipal Bond Fund. These expenses are charged directly to the Maine Short-Term Municipal Bond Fund. Expenses include management fees as well as costs of maintaining accounts, administering the Maine Short-Term Municipal Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on anticipated expenses of the Maine Short-Term Municipal Bond Fund.

     Annual Fund Operating Expenses
     After expense waivers and reimbursements                     Class A Shares
     (as a percentage of average daily net assets)
              Management Fees(1)
              Other Expenses(1,2)
              Total Fund Operating Expenses(1)

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be ______%, Other Expenses would be ______%, and Total Fund Operating Expenses would be ______%.
(2) Other Expenses includes an estimate of shareholder servicing fees the Michigan Municipal Bond expects to pay. See "Organization and Management of the Funds-Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Maine Short-Term Municipal Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the Maine Short-Term Municipal Bond Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                                            1 Year               3 Years
                                            ------               -------
Class A Shares

This example is only an illustration. Actual expenses and returns will vary.

                          MICHIGAN MUNICIPAL BOND FUND


(1)Investment Objective: The Michigan Municipal Bond Fund seeks to generate a reasonable level of income which is exempt from federal income tax, with at least 65% of income exempt from state of Michigan taxation.


(1)Investment Policies and Strategy: The Michigan Municipal Bond Fund pursues its investment objective by investing at least 80% of its total assets in investment grade obligations. The interest on these obligations is exempt from federal income taxes, including the federal alternative minimum tax. The Michigan Municipal Bond Fund expects to invest at least 65% of its total assets in bonds that pay interest which is also exempt from Michigan state income tax.

Under normal market conditions, the Michigan Municipal Bond Fund primarily invests in:

o    Municipal securities with fixed, variable, or floating interest rates
o    Zero coupon, tax, revenue and bond anticipation notes
o    Tax-exempt commercial paper

Important Characteristics of the Michigan Municipal Bond Fund's Investments:

o Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.
o Maturity: The dollar-weighted effective average maturity of the Michigan Municipal Bond Fund generally will range from 5 to 15 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

(2) Risk: The Michigan Municipal Bond Fund primarily invests in municipal securities issued by the State of Michigan and its municipalities. The Michigan Municipal Bond Fund is subject to the risks common to all mutual funds that invest in debt securities; that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. The Michigan Municipal Bond Fund is subject to additional risks because it concentrates its investments in a single geographic area, and it may invest more than 5% of its total assets in the securities of a single issuer. The Michigan Municipal Bond Fund may concentrate its investments in securities of issuers that derive revenues from similar projects such as educational facilities, or industrial projects. This could make the Michigan Municipal Bond Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Michigan municipal securities. It also is subject to the risks common to mutual funds that invest in mortgage-related securities, like prepayment and extension risk. Please read "Risk Factors" carefully before investing.

Portfolio Management: Scott S. Cottier has served as the Portfolio Manager for the Michigan Municipal Bond Fund since its inception. He is a Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1995.

                          Michigan Municipal Bond Fund
                                (3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Michigan Municipal Bond Fund.

Shareholder Transaction Expenses*                                Class A Shares
         Maximum Sales Charge Imposed on Purchases

           (as a percentage of the offering price)                   5.75%

         Sales Charge Imposed on Reinvested Dividends                 None
         Deferred Sales Charge                                       None**
         Redemption Fees                                              None
         Exchange Fees                                                None

*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**Except for investments of $1 million or more.  See "Investing with Victory."

The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the Michigan Municipal Bond Fund. These expenses are charged directly to the Michigan Municipal Bond Fund. Expenses include management fees, as well as the costs of maintaining accounts, administering the Michigan Municipal Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on anticipated expenses of the Michigan Municipal Bond Fund.


       Annual Fund Operating Expenses
       After expense waivers and reimbursements                 Class A Shares
       (as a percentage of average daily net assets)
                Management Fees(1)
                Other Expenses(1,2)
                Total Fund Operating Expenses(1)

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be ______%, Other Expenses would be ______%, and Total Fund Operating Expenses would be ______%.
(2) Other Expenses includes an estimate of shareholder servicing fees the Michigan Municipal Bond Fund expects to pay. See "Organization and Management of the Funds-Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Michigan Municipal Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the Michigan Municipal Bond Fund assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                                        1 Year               3 Years
                                        ------               -------
Class A Shares

This example is only an illustration. Actual expenses and returns will vary.

                         WASHINGTON MUNICIPAL BOND FUND

(1)Investment Objective: The Washington Municipal Bond Fund seeks to provide a reasonable level of income which is exempt from federal income tax.

(1)Investment Policies and Strategy: The Washington Municipal Bond Fund pursues its objective by investing primarily in a diversified portfolio of tax exempt obligations.

Under normal market conditions, the Washington Municipal Bond Fund primarily invests in:

o    Municipal securities with fixed, variable, or floating interest rates
o    Zero coupon, tax, revenue and bond anticipation notes
o    Tax-exempt commercial paper

Important Characteristics of the Washington Municipal Bond Fund's Investments:

o Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.
o Maturity: The dollar-weighted effective average maturity of the Washington Municipal Bond Fund generally will range from 5 to 11 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

(2) Risk: The Washington Municipal Bond Fund primarily invests in municipal securities issued by the State of Washington and its municipalities. The
Washington Municipal Bond Fund is subject to the risks common to all mutual funds that invest in debt securities; that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. The Washington Municipal Bond Fund is subject to additional risks because it concentrates its investments in a single geographic area, and it may invest more than 5% of its assets in the securities of a single issuer. The Washington Municipal Bond Fund may concentrate its investments in securities of issuers that derive revenues from similar projects such as educational facilities, or industrial projects. This could make the Washington Municipal Bond Fund more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Washington municipal securities. It also is subject to the risks common to mutual funds that invest in mortgage-related securities, like prepayment and extension risk. Please read "Risk Factors" carefully before investing.

Portfolio Management: Brad Postema has served as the Portfolio Manager for the Washington Municipal Bond Fund since its inception. He is a Senior Portfolio Manager and Director of Key Asset Management Inc., and has been in the investment business since 1992.

                         Washington Municipal Bond Fund
                                (3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Washington Municipal Bond Fund.

Shareholder Transaction Expenses*                                Class A Shares
         Maximum Sales Charge Imposed on Purchases

             (as a percentage of the offering price)                 5.75%

         Sales Charge Imposed on Reinvested Dividends                 None
         Deferred Sales Charge                                       None**
         Redemption Fees                                              None
         Exchange Fees                                                None


*You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**Except for investments of $1 million or more.  See "Investing with Victory."


The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the Washington Municipal Bond Fund. These expenses are charged directly to the Washington Municipal Bond Fund. Expenses include management fees, as well as the costs of maintaining accounts, administering the Washington Municipal Bond Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Washington Municipal Bond Fund.

Annual Fund Operating Expenses
After expense waivers and reimbursements                          Class A Shares
(as a percentage of average daily net assets)
         Management Fees (1)
         Other Expenses (1,2)
         Total Fund Operating Expenses(1)

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be ______%, Other Expenses would be ______%, and Total Fund Operating Expenses would be ______%.
(2) Other Expenses includes an estimate of shareholder servicing fees the Michigan Municipal Bond expects to pay. See "Organization and Management of the Funds-Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Washington Municipal Bond Fund.

Example: You would pay the following expenses on a $1,000 investment in the Washington Municipal Bond Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                1 Year                 3 Years
                                                ------                 -------
      Washington Municipal Bond Fund

This example is only an illustration. Actual expenses and returns will vary.

                                 (2)RISK FACTORS

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well. ****It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.****

The following risks are common to all mutual funds:
o Market risk is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market, and is common to all investments.
o Manager risk is the risk that a Fund's Portfolio Manager may use a strategy that does not produce the intended result.

The following risks are common to mutual funds that invest in debt securities:
o Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.
o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.
o Reinvestment risk is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.
o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch or Moody's.

The following risk is common to mutual funds that invest in municipal debt securities:
o Tax-exempt status risk is the risk that a municipal debt security issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

The following risk is common to mutual funds that invest in the securities of a single state:

o Concentration and diversification risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and diversification risk is greater for Funds that primarily invest in the securities of a single state.

The following risks are common to mutual funds that invest in mortgage-related securities:
o Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by the level of interest rates and other factors.

     In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

o Extension risk is the risk that the rate of anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the maturity of a security may be extended past what the Fund's Portfolio Manager anticipated that it would be.

                             INVESTMENT LIMITATIONS

****The SEC and IRS have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.****

To help reduce risk, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.


Each Fund limits to 25% of its total assets the amount it may invest in any single industry (other than U.S. Government obligations). Each Fund limits its borrowing to 33-1/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Funds do not intend to borrow for leveraging purposes.


Diversification Requirements
o SEC Requirement: The Funds are not "diversified" according to certain federal securities provisions regarding diversification of their assets. As a non-diversified investment company, a Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified.
o IRS Requirement: Each Fund intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the securities provisions. Generally, under these requirements, a Fund must invest at least 50% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer at the time of purchase.
These diversification provisions and requirements are discussed in the SAI.

                             INVESTMENT PERFORMANCE

****Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-539-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 8:00 p.m. Eastern Time Monday through Friday.****

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-539-FUND.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, a Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share for Class A Shares.


To calculate "total return," a Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. This takes into account the Fund's dividend distributions, if any. The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

o    Yield is a measure of dividend income.
o Tax-equivalent yield shows the taxable income you would have to earn to obtain a yield equal to an investment in one of the Funds.
o Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all of the parts of a Fund's investment return for periods greater than one year.
o    Total return is the sum of all parts of a Fund's investment return.

Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

                                   SHARE PRICE

Each Fund's share price, called its net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). Shares are purchased, exchanged, and redeemed at the next share price calculated after your investment is received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, but the New York Stock Exchange is open.


The NAV is calculated by adding up the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

                                        Total Assets - Liabilities
                          NAV   =   -------------------------------------
                                    Number of Shares Outstanding

Each Fund's net asset value can be found daily in The Wall Street Journal and other newspapers.

****The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.****


                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

****Buying a Dividend. You should check a Fund's distribution schedule before you invest. If you buy shares of a fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.****

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net interest earned on investments after expenses. If a Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, net income earned on securities owned by a Fund accrues daily and is paid monthly. The Funds pay any net capital gains realized as dividends at least annually. Distributions can be received in one of the following ways:

o Reinvestment Option: You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

o Cash Option: A check will be mailed to you no later than 7 days after the pay date.
o Income Earned Option: Dividends can be automatically reinvested in a Fund in which you have invested and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.
o Directed Dividends Option: You can have distributions automatically reinvested in shares of another fund of the Victory Group. If distributions from Class A Shares are reinvested in Class A Shares of another fund, you will not pay a sales charge on the reinvested distributions.
o Directed Bank Account Option: In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, dividends will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

****Your choice of distribution should be set up on the original Account Application. If you would like to change the option you presently use, please call the Transfer Agent at 800-539-FUND.****

Important Information about Taxes: Each Fund intends to qualify as a regulated investment company, in which case it will pay no federal income tax on the earnings or capital gains it distributes to its shareholders.
o Certain dividends from a Fund will be "exempt-interest dividends," which are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.
o Ordinary dividends from a Fund, if taxable, are treated as ordinary income; dividends from a Fund's long-term capital gains are taxable as capital gain.
o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.
Some dividends may be subject to the federal alternative minimum tax. Certain dividends paid to you in January will be taxable as if they had been paid to you in December of the previous year.
o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.
o Certain dividends from the Funds will be exempt from certain state and local taxes specific to that state.
o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
o You should review the more detailed discussion of federal income tax considerations in the SAI.

****THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.****

                             INVESTING WITH VICTORY

****All you need to do to get started is to fill out an application.****


If you are looking for a convenient way to open an account, or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to access information on your account, how to open an account, and how to purchase, exchange, and redeem shares of a Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

The Funds in this prospectus offer only Class A shares. Class A shares have a front end sales charge of 5.75%.


Calculation of Sales Charges
Shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:

-------------------------------------- -------------------------- ---------------------------- --------------------------
                                             Sales Charge                Sales Charge           Dealer Reallowance As a
Your Investment                           As a Percentage of          As a Percentage of             Percentage of
                                            Offering Price              Your Investment           the Offering Price
-------------------------------------- -------------------------- ---------------------------- --------------------------
Up to $50,000                                    5.75%                       6.10%                       5.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$50,000 up to $100,000                           4.50%                       4.71%                       4.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$100,000 up to $250,000                          3.50%                       3.63%                       3.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$250,000 up to $500,000                          2.50%                       2.56%                       2.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$500,000 up to $1,000,000                        2.00%                       2.04%                       1.75%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$1,000,000 and above*                            0.00%                       0.00%                         *
-------------------------------------- -------------------------- ---------------------------- --------------------------


*There is no initial sales charge on purchases of $1 million or more. However, you will pay a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price if you redeem your shares in the first year after purchase, or at
 .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested dividends. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

****There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.****

Sales Charge Reductions and Waivers for Class A Shares: You may qualify for reduced sales charges in the following cases:
1. A Letter of Intent lets you purchase Class A Shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.
2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.
3. You can combine Class A Shares of multiple Victory Funds (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under the age of 21) for a reduced sales charge at the time of purchase.
4.   Waivers for certain investors:
         a) Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* dealers who have an agreement with the Distributor, and any trade organization to which the Adviser or the Administrator belong.
         b)       Investors  who  purchase  shares  for trust or other  advisory accounts established with KeyCorp or its affiliates.
         c)       Investors  who  reinvest  a   distribution   from  a  deferred
                  compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or who invested in a fund of the Victory Group.
         d) Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.
         e) Investment Professionals who purchase Fund shares in fee-based investment products or accounts, selling brokers and their sales representatives.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organizations that provide services to the Victory Group.

                             HOW TO PURCHASE SHARES

****All you need to do to get started is to fill out an application.****

Shares can be purchased in a number of different ways. The minimum initial investment is $500 ($250 for Individual Retirement Accounts) and $25 thereafter. If you purchase shares through an Investment Professional you may be subject to different minimums. You can send in your investment by check, wire transfer, exchange from another fund of the Victory Group, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

Make your check payable to:
The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions:

Regular U.S. Mail Address:

Send a completed Account Application with your check, bank draft, or money order to:

         The Victory Funds
         P. O. Box 8527
         Boston, MA  02266-8527

Overnight Mail Address:
Use the following address ONLY for overnight packages:
         The Victory Funds
         c/o Boston Financial Data Services
         Two Heritage Drive
         Quincy, MA  02171
         PHONE:  800-539-FUND

         Fax Number:
         800-529-2244
         Telecommunication Device for the Deaf (TDD):
         800-970-5296

ACH. After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.

Statements and Reports. You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will receive an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Systematic Investment Plan. To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it into shares of a Fund.

Retirement Plans. You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation. Generally, funds that pay tax-free income are not appropriate investments for retirement plans.

All purchases must be made in U.S. Dollars and drawn on U.S. banks. ****If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.**** The Transfer Agent may reject any purchase order, in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

                             How to Exchange Shares

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges.

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:

o Shares of the fund selected for exchange must be available for sale in your state of residence.
o The Fund whose shares you would like to exchange and the Fund whose shares you want to buy must offer the exchange privilege.
o Shares of a Fund may be exchanged at relative net asset value. This means that if you own Class A Shares of the Fund, you can only exchange them for Class A Shares of another fund and not pay a sales charge.
o You must meet the minimum purchase requirements for the fund you purchase by exchange. The registration and tax identification numbers of the two accounts must be identical.
o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.
o Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

****You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-539-FUND.****

                              How to Redeem Shares

****There are a number of convenient ways to redeem shares of a Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.****

If your request is received and accepted by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

By   Telephone.   The  easiest  way  to  redeem  shares  is  by  calling
800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when your are ready to redeem, call us and tell us which one of the following options you would like to use:
o    Mail a check to the address of record;
o    Wire funds to a domestic financial institution;
o    Mail to a previously designated alternate address; or
o    Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

By Mail. Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:
o    Redemptions over $10,000;
o    Your account registration has changed within the last 15 days;
o    The check is not being mailed to the address on your account;
o    The check is not being made payable to the owner of the account; or
o If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

By Wire. If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time, your funds will be wired on the next business day.

By ACH. Normally, your redemption will be processed on the same day or the next day if received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends accrued will be included with the redemption proceeds.

Systematic Withdrawal Plan. If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more to start withdrawls. You must send us a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

                    Organization and Management of the Funds

****We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service their shareholders. They are paid a fee for their services.****

About Victory:
Each Fund is a member of the Victory Funds, a family of 35 distinct investment portfolios organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

****The Funds are supervised by the Board of Trustees, who monitors the services provided to investors.****

The Investment Adviser:
One of a Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National
Association, a wholly-owned subsidiary of KeyCorp. The Adviser and its affiliates manage approximately $60 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser hire employees of its affiliates. It also allows KAM to choose brokers or dealers to handle the purchases and sales of a Funds' securities. Subject to Board approval, Key Investments, Inc. (KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' securities transactions in accordance with procedures adopted by the Funds and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and are affiliates of the Adviser. KAM will be paid a monthly advisory fee at an annual rate of ___% based on the average daily net assets (after waivers) of each Fund.

                             MANAGEMENT OF THE FUNDS

                -------------------------------------------------

                                    Trustees

                        Supervise each Fund's activities.

                -------------------------------------------------

                -------------------------------------------------
                               Investment Adviser
                            Key Asset Management Inc.
                                127 Public Square
                               Cleveland, OH 44114

                        Manages each Fund's business and
                             investment activities.
                -------------------------------------------------

The Administrator, Distributor, and Fund Accountant:
BISYS Fund Services is the Administrator and Distributor. The Fund pays BISYS a fee as the Administrator at the following annual rate based on each Fund's average daily net assets:

     .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and
     .10% for portfolio assets greater than $600 million.

Under a Sub-Administration Agreement, BISYS pays KAM a fee at the annual rate of up to .05% of the Fund's average daily net assets to perform some of the administrative duties for the Funds. The Funds does not pay BISYS a fee for its services as Distributor, although BISYS receives the sales charge. Each Fund pays BISYS Fund Services Ohio, Inc., a fee for serving as the Funds' Accountant.

As permitted under current rules and regulations, the Distributor may provide sales support, including cash or other compensation to dealers for selling shares of a Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense and not at the expense of a Fund or its shareholders.

Shareholder Servicing Plan:
The Funds have adopted a Shareholder Servicing Plan. The shareholder servicing agent performs a number of services for their customers who are shareholders of the Fund. It establishes and maintains accounts and records, processes dividend and distribution payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rater of up to .25% of the average daily net assets of the shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plan:

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for the Fund. The Fund does not currently pay expenses under this plan.

Independent Accountants:
Coopers & Lybrand L.L.P. serves as independent accountants to the Funds.

Legal Counsel:
Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

                OTHER COMPANIES THAT PROVIDE SERVICES TO THE FUND



                                  Shareholders
                            Financial Services Firms
                              and their Investment
                                  Professionals

                               Advise current and
                                   prospective
                           shareholders on their Fund
                                  investments.




                         Transfer Agent/Servicing Agent

   State Street Bank and Trust Company            Boston Financial Data Services
            225 Franklin Street                       Two Heritage Drive
              Boston, MA 02110                         Quincy, MA 02171

     Handles services such as record-keeping, statements, processing of buy and sell requests, distribution of dividends, and servicing of shareholders' accounts.

           Distributor and Administrator                 Fund Accountant
             BISYS Fund Services, Inc.            BISYS Fund Services Ohio, Inc.
                3435 Stelzer Road                      3435 Stelzer Road
                Columbus, OH 43219                     Columbus, OH 43219



 As  Distributor,  markets  the  Fund and    Calculates the value of Fund shares
 distributes  shares  through  Investment    and keeps certain Fund records.
 Professionals. As Administrator, handles the day-to-day operations Of the Fund






             Sub-Administrator                           Custodian
          Key Asset Management Inc.              Key Trust Company of Ohio, N.A.
               127 Public Square                       127 Public Square
             Cleveland, OH 44114                     Cleveland, OH 44114

 Handles some day-to-day operations          Provides for safekeeping of the
 of the Fund.                                Funds' investments and cash,
                                             and settles trades made by
                                             the Funds.

                             ADDITIONAL INFORMATION

****Some additional information you should know about the Funds.****

Share Classes
The Funds offer only the class of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus. The Funds are the successor to the following Key Trust funds:


Key Trust  Municipal  Common  Trust  -            Victory  Maine  Intermediate
(Maine) &  Key Trust Maine Tax-Exempt Bond Fund   Municipal Bond Fund
Key Trust Dirigo Short Term Maine    -            Victory Maine  Short-Term
                                                  Municipal  Bond Fund
Key Trust Michigan Tax-Exempt Fund   -            Victory Michigan Municipal
                                                  Bond Fund
Key Trust Municipal Bond                          Victory Washington Municipal
(Washington) Fund                    -            Bond Fund


Your Rights as a Shareholder. All shareholders have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.


If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of the Fund, may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

Code of Ethics. Victory and the Advisers have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Funds must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Banking Laws. Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian or shareholder servicing agent. They also may purchase shares of such a company for their customers and pay third parties for performing these functions for their customers. Should these laws ever change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

Shareholder Communications. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you also may receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications. ****If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.****


The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

                    OTHER SECURITIES AND INVESTMENT PRACTICES


The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. The majority of the portfolio for each of the Funds is made up of general obligation bonds and revenue bonds. However, the Funds also are permitted to invest in the securities as shown in the table below and in the SAI.
For temporary defensive purposes each Fund may hold up to 100% of its total assets in cash or short-term money market instruments.

%    Percentage of total assets
#    No limitation of usage; Fund may be using currently.
o Indicates a "derivative security," whose value is linked to, or derived from another security, instrument or index.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                       Maine Intermediate   Maine Short- Term
                            List of Allowable Investments                             Municipal Bond Fund  Municipal Bond Fund
                              and Investment Practices
-----------------------------------------------------------------------------------------------------------------------------
Revenue Bonds. Payable only from the proceeds of a specific revenue source, such as            #                    #
the users of a municipal facility.
-----------------------------------------------------------------------------------------------------------------------------
General Obligation Bonds. Secured by the issuer's full faith, credit,                          #                    #
and taxing power for payment of interest and principal.
-----------------------------------------------------------------------------------------------------------------------------

When-Issued and Delayed-Delivery Securities. A security that is purchased for               33-1/3%              33-1/3%
delivery at a later time.  The market value may change before the delivery date and the value is included in the NAV of the Fund.

-----------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds. These securities are purchased at a discount from
the face value. The face value is received at maturity, with no interest                       #                    #
payments before then. These may be subject to greater risks of price fluctuation.
-----------------------------------------------------------------------------------------------------------------------------
Investment Company Securities. Shares of other mutual funds with similar
investment objectives. The following limitations apply: (1) No more                            5%                   5%
than 5% of the Fund's total assets may be invested in one mutual fund, (2)                     3%                   3%
a Fund and its affiliates may not own more than 3% of the securities of any one               10%                  10%
mutual fund, and (3) no more than 10% of the Fund's total assets may be invested in combined mutual fund holdings.
-----------------------------------------------------------------------------------------------------------------------------
Municipal Lease Obligations. Issued to acquire land, equipment, or
facilities. They may become taxable if the lease is assigned. The lease                       30%                  30%
could terminate, resulting in default.
-----------------------------------------------------------------------------------------------------------------------------
Certificates of Participation. A certificate that states that an investor                     20%                  20%
will receive a portion of the lease payments from a municipality.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                     Michigan Municipal       Washington
                            List of Allowable Investments                               Bond Fund       Municipal Bond Fund
                              and Investment Practices
-----------------------------------------------------------------------------------------------------------------------------
Revenue Bonds. Payable only from the proceeds of a specific revenue source, such as         #                    #
the users of a municipal facility.
-----------------------------------------------------------------------------------------------------------------------------
General Obligation Bonds. Secured by the issuer's full faith, credit,                       #                    #
and taxing power for payment of interest and principal.
-----------------------------------------------------------------------------------------------------------------------------

When-Issued and Delayed-Delivery Securities. A security that is purchased for            33-1/3%              33-1/3%
delivery at a later time.  The market value may change before the delivery date and the value is included in the NAV of the Fund.

-----------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds. These securities are purchased at a discount from
the face value. The face value is received at maturity, with no interest                    #                    #
payments before then. These may be subject to greater risks of price fluctuation.
-----------------------------------------------------------------------------------------------------------------------------
Investment Company Securities. Shares of other mutual funds with similar
investment objectives. The following limitations apply: (1) No more                         5%                   5%
than 5% of the Fund's total assets may be invested in one mutual fund, (2)                  3%                   3%
a Fund and its affiliates may not own more than 3% of the securities of any one            10%                  10%
mutual fund, and (3) no more than 10% of the Fund's total assets may be invested in combined mutual fund holdings.
-----------------------------------------------------------------------------------------------------------------------------
Municipal Lease Obligations. Issued to acquire land, equipment, or
facilities. They may become taxable if the lease is assigned. The lease                    30%                  30%
could terminate, resulting in default.
-----------------------------------------------------------------------------------------------------------------------------
Certificates of Participation. A certificate that states that an investor                  20%                  20%
will receive a portion of the lease payments from a municipality.
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                                                                       Maine Intermediate   Maine Short- Term
                            List of Allowable Investments                             Municipal Bond Fund  Municipal Bond Fund
                              and Investment Practices
-----------------------------------------------------------------------------------------------------------------------------
Refunding Contracts. Issued to refinance an issuer's debt. The Fund
buys these at a stated price for a future settlement date.                                     #                    #
-----------------------------------------------------------------------------------------------------------------------------
Tax, Revenue, and Bond Anticipation Notes. Issued in expectation of                            #                    #
future revenues.
-----------------------------------------------------------------------------------------------------------------------------
Lower-Rated Municipal Securities. Municipal securities that have been                          5%                   5%
down-graded to below investment grade.
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities. Securities issued or guaranteed by the U.S. government,
its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury;          20%                  20%
others are obligations only of the U.S. agency.
-----------------------------------------------------------------------------------------------------------------------------
Variable & Floating Rate Securities. Investment grade instruments,
some of which may be derivatives and illiquid, with interest rates that                        #                    #
reset periodically.
-----------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities. Debt securities backed by loans or accounts
receivable originated by banks, credit card companies, student loan issues, or other          35%                  35%
by insurance coverage provided by a third party.anced by a bank letter of credit or
-----------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities, Tax-Exempt. Tax-exempt investments secured                        35%                  35%
by a mortgage or pools of mortgages.
-----------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations, Tax-Exempt. Debt obligations
that are secured by mortgage-backed certificates. Some are issued by U.S.                     25%                  25%
government agencies and instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------
Resource Recovery Bonds. Issued to build waste-to-energy facilities                            #                    #
and equipment.
-----------------------------------------------------------------------------------------------------------------------------
Tax Preference Items. Tax-exempt obligations that pay interest which
is subject to the federal "alternative minimum tax.                                           20%                  20%
-----------------------------------------------------------------------------------------------------------------------------
Industrial Development Bonds and Private Activity Bonds. Secured by
lease payments made by a corporation, these bonds are issued for financing large              25%                  25%
industrial projects; i.e., building industrial parks or factories.
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper. Short-term obligations that are exempt                            #                    #
from state and federal income tax.
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                     Michigan Municipal       Washington
                            List of Allowable Investments                                Bond Fund       Municipal Bond Fund
                              and Investment Practices
------------------------------------------------------------------------------------------------------------------------------
Refunding Contracts. Issued to refinance an issuer's debt. The Fund
buys these at a stated price for a future settlement date.                                   #                    #
------------------------------------------------------------------------------------------------------------------------------
Tax, Revenue, and Bond Anticipation Notes. Issued in expectation of                          #                    #
future revenues.
------------------------------------------------------------------------------------------------------------------------------
Lower-Rated Municipal Securities. Municipal securities that have been                        5%                   5%
down-graded to below investment grade.
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities. Securities issued or guaranteed by the U.S. government,
its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury;        20%                  20%
others are obligations only of the U.S. agency.
------------------------------------------------------------------------------------------------------------------------------
Variable & Floating Rate Securities. Investment grade instruments,
some of which may be derivatives and illiquid, with interest rates that                      #                    #
reset periodically.
------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities. Debt securities backed by loans or accounts
receivable originated by banks, credit card companies, student loan issues, or other        35%                  35%
by insurance coverage provided by a third party.anced by a bank letter of credit or
------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities, Tax-Exempt. Tax-exempt investments secured                      35%                  35%
by a mortgage or pools of mortgages.
------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations, Tax-Exempt. Debt obligations
that are secured by mortgage-backed certificates. Some are issued by U.S.                   25%                  25%
government agencies and instrumentalities.
------------------------------------------------------------------------------------------------------------------------------
Resource Recovery Bonds. Issued to build waste-to-energy facilities                          #                    #
and equipment.
------------------------------------------------------------------------------------------------------------------------------
Tax Preference Items. Tax-exempt obligations that pay interest which
is subject to the federal "alternative minimum tax.                                         20%                  20%
------------------------------------------------------------------------------------------------------------------------------
Industrial Development Bonds and Private Activity Bonds. Secured by
lease payments made by a corporation, these bonds are issued for financing large            25%                  25%
industrial projects; i.e., building industrial parks or factories.
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper. Short-term obligations that are exempt                          #                    #
from state and federal income tax.
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                       Maine Intermediate   Maine Short- Term
                            List of Allowable Investments                             Municipal Bond Fund  Municipal Bond Fund
                          and Investment Practices in Funds
--------------------------------------------------------------------------------------------------------------------------------

oFutures Contracts and Options on Futures Contracts.  Contracts involving the right     5% in margins or     5% in margins or
or obligation to deliver or receive assets or money depending on the performance of    premiums; 33-1/3%    premiums; 33-1/3%
one or more assets or a securities index.  To reduce the effects of leverage, liquid   subject to futures   subject to futures
assets equal to the contract commitment are set aside to cover the commitment            or options on        or options on
limit.  The Funds may invest in futures in an effort to hedge against market risk.          futures              futures

--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements. An agreement to sell and repurchase a security at a stated
price plus interest. The seller's obligation to the Fund is secured by collateral.            20%                  20%

--------------------------------------------------------------------------------------------------------------------------------
Demand Features, or "puts."  Contract for the right to sell or redeem a security at a predetermined  price on or before a stated date. Usually the issuer may obtain
a # # # # stand-by  or direct pay  letter of credit or  guarantee  from banks as backup.
--------------------------------------------------------------------------------------------------------------------------------
Taxable Obligations.  Only used for temporary investments.  Fund does not intend to           20%                  20%
use.
--------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities.  Investments that cannot be sold readily within seven days in           15% of               15% of
the usual course of business at approximately the price at which a Fund values them.       net assets           net assets
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Restricted Securities. Securities that are not registered under federal
securities laws but that may be traded among qualified institutional investors                 #                    #
and the Fund. Some of these securities may be illiquid.
--------------------------------------------------------------------------------------------------------------------------------
Borrowing, Reverse Repurchase Agreements.  The borrowing of money from banks (up to
5% of total assets) or through reverse repurchase agreements (up to 33 1/3% of total        33 1/3%              33 1/3%
assets).  The Funds will not use borrowing to create leverage.

--------------------------------------------------------------------------------------------------------------------------------
Dollar Weighted Effective Average Maturity. Based on the value at the time of purchase of a Fund's investments in securities with different maturity dates.  This
measures the sensitivity of a debt security's value to changes in interest rates.           4 to 11               1 to 5
Longer term debt securities are more volatile than shorter term debt securities              Years                Years
because their prices are more sensitive to interest rate changes. Therefore, the NAV of a fund with a longer dollar weighted effective average maturity may fluctuate more.
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
                                                                                      Michigan Municipal       Washington
                            List of Allowable Investments                                 Bond Fund       Municipal Bond Fund
                          and Investment Practices in Funds
-------------------------------------------------------------------------------------------------------------------------------

oFutures Contracts and Options on Futures Contracts.  Contracts involving the right    5% in margins or     5% in margins or
or obligation to deliver or receive assets or money depending on the performance of   premiums; 33-1/3%    premiums; 33-1/3%
one or more assets or a securities index.  To reduce the effects of leverage, liquid  subject to futures   subject to futures
assets equal to the contract commitment are set aside to cover the commitment           or options on        or options on
limit.  The Funds may invest in futures in an effort to hedge against market risk.         futures              futures

-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements. An agreement to sell and repurchase a security at a stated
price plus interest. The seller's obligation to the Fund is secured by collateral.           20%                  20%

-------------------------------------------------------------------------------------------------------------------------------
Demand Features, or "puts."  Contract for the right to sell or redeem a security at a predetermined  price on or before a stated date. Usually the issuer may obtain
a # # # # stand-by  or direct pay  letter of credit or  guarantee  from banks as backup.
-------------------------------------------------------------------------------------------------------------------------------
Taxable Obligations.  Only used for temporary investments.  Fund does not intend to          20%                  20%
use.
-------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities.  Investments that cannot be sold readily within seven days in          15% of               15% of
the usual course of business at approximately the price at which a Fund values them.      net assets           net assets
-------------------------------------------------------------------------------------------------------------------------------
Restricted Securities. Securities that are not registered under federal
securities laws but that may be traded among qualified institutional investors                #                    #
and the Fund. Some of these securities may be illiquid.
-------------------------------------------------------------------------------------------------------------------------------
Borrowing, Reverse Repurchase Agreements.  The borrowing of money from banks (up to
5% of total assets) or through reverse repurchase agreements (up to 33 1/3% of total       33 1/3%              33 1/3%
assets).  The Funds will not use borrowing to create leverage.

-------------------------------------------------------------------------------------------------------------------------------
Dollar Weighted Effective Average Maturity. Based on the value at the time of purchase of a Fund's investments in securities with different maturity dates.  This
measures the sensitivity of a debt security's value to changes in interest rates.          5 to 15              5 to 10
Longer term debt securities are more volatile than shorter term debt securities             Years                Years
because their prices are more sensitive to interest rate changes. Therefore, the NAV of a fund with a longer dollar weighted effective average maturity may fluctuate more.
-------------------------------------------------------------------------------------------------------------------------------


The Funds may also hold cash for temporary defensive purposes. For more information on ratings and detailed descriptions of each of the above instrument vehicles, see the SAI.

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS

                         The Victory Equity Income Fund
               The Victory Maine Intermediate Municipal Bond Fund
                The Victory Maine Short-Term Municipal Bond Fund
                    The Victory Michigan Municipal Bond Fund
                   The Victory Washington Municipal Bond Fund



                                                  August 1, 1998

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses of The Victory Equity Income Fund, Victory Maine Intermediate Municipal Bond Fund, Victory Michigan Municipal Bond Fund, Victory Maine Short-Term Municipal Bond Fund, and Victory Washington Municipal Bond Fund (individually, a "Prospectus," and collectively, the "Prospectuses"), each of which is dated the same date as the date hereof as amended or supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing The Victory Portfolios at P.O Box 8527, Boston, MA 02266-8527, or by calling toll free 800-539 FUND or 800-539-3863.


INVESTMENT ADVISER and SUB-ADMINISTRATOR
Key Asset Management Inc.

ADMINISTRATOR and DISTRIBUTOR
BISYS Fund Services

TRANSFER AGENT
State Street Bank and Trust Company

DIVIDEND DISBURSING AGENT
AND SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
Key Trust Company of Ohio, N.A.

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.

COUNSEL
Kramer, Levin, Naftalis & Frankel

Table of Contents  [TO BE REVISED]

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS................ 7

FUNDAMENTAL RESTRICTIONS OF THE FUNDS........................................ 8
NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS................................... 16
INSTRUMENTS IN WHICH THE FUNDS CAN INVEST................................... 19
         U.S. Corporate Debt Obligations.................................... 19
         Short-Term Obligations..............................................20
         Short-Term Corporate Obligations....................................20
         Demand Features.....................................................20
         Bankers' Acceptances............................................... 20
         Certificates of Deposit............................................ 20
         Eurodollar Certificates of Deposit................................. 20
         Yankee Certificates of Deposit..................................... 21
         Eurodollar Time Deposits........................................... 21
         Canadian Time Deposits............................................. 21
         Commercial Paper................................................... 21
         International Bonds................................................ 21
         Foreign Debt Securities............................................ 21
         Repurchase Agreements.............................................. 21
         Reverse Repurchase Agreements...................................... 22
         Short-Term Funding Agreements...................................... 22
         Variable Amount Master Demand Notes................................ 22
         Variable Rate Demand Notes......................................... 22
         Variable and Floating Rate Notes................................... 22
         Extendible Debt Securities......................................... 23
         Receipts........................................................... 23
         Zero-Coupon Bonds.................................................. 23
         High-Yield Debt Securities......................................... 24
         Loans and Other Direct Debt Instruments............................ 24
         Securities of Other Investment Companies........................... 25
         U.S. Government Obligations........................................ 25
         Municipal Securities............................................... 25
         Tax-Exempt Obligations............................................. 28
         Municipal Lease Obligations........................................ 29
         Lower-Rated Municipal Securities................................... 30
         Federally Taxable Obligations...................................... 30
         Refunded Municipal Bonds........................................... 30
         When-Issued Securities............................................. 31
         Delayed-Delivery Transactions...................................... 31
         Mortgage-Backed Securities......................................... 31
                  In General................................................ 31
                  U.S. Government Mortgage-Backed Securities................ 32
                  GNMA Certificates......................................... 32
                  FHLMC Securities.......................................... 32
                  FNMA Securities........................................... 33
                  Collateralized Mortgage Obligations....................... 33
                  Non-Government Mortgage-Backed Securities................. 33
         Asset-Backed Securities............................................ 33
         Futures and Options................................................ 34
                  Futures Contracts......................................... 34

                  Restrictions on the Use of Futures Contracts.............. 35
                  Risk Factors in Futures Transactions...................... 36
                  Options................................................... 36
         Illiquid Investments............................................... 37
         Restricted Securities.............................................. 38
         Securities Lending Transactions.................................... 38
         Short Sales Against-the-Box........................................ 39
         Investment-Grade and High Quality Investments...................... 39
         Participation Interests............................................ 39
         Warrants........................................................... 39
         Refunding Contracts................................................ 39
         Standby Commitments................................................ 39
         Foreign Investments................................................ 40
         Miscellaneous Securities........................................... 40
         Additional Information Concerning Maine Issuers.................... 41
         Additional Information Concerning Michigan Issuers................. 44
         Additional Information Concerning Washington Issuers............... 44

DETERMINING NET ASSET VALUE FOR THE MONEY MARKET FUNDS...................... 64

VALUATION OF PORTFOLIOS SECURITIES FOR THE MONEY MARKET FUNDS............... 65

VALUATION OF PORTFOLIO SECURITIES FOR THE TAX-FREE BOND FUNDS............... 66

VALUATION OF PORTFOLIOS SECURITIES FOR THE EQUITY FUNDS..................... 66

PERFORMANCE OF THE FUNDS.................................................... 70

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION................... 80

DIVIDENDS AND DISTRIBUTIONS................................................. 83

TAXES....................................................................... 84

TRUSTEES AND OFFICERS....................................................... 92

ADVISORY AND OTHER CONTRACTS................................................ 99

ADDITIONAL INFORMATION......................................................112

APPENDIX....................................................................121

                       STATEMENT OF ADDITIONAL INFORMATION

The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consists of 35 series (each a "Fund," and collectively, the "Funds") of units of beneficial interest ("shares"). The outstanding shares represent interests in the 35 separate investment portfolios. This Statement of Additional Information (the "SAI") relates to the shares of 5 of the 35 Funds and are listed below. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund's Prospectus.

The Victory Portfolios:

The Victory Equity Income Fund

The Victory Maine Intermediate Municipal Bond Fund

The Victory Michigan Municipal Bond Fund

The Victory Maine Short-Term Municipal Bond Fund

The Victory Washington Municipal Bond Fund

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.

The following policies and limitations supplement the Funds' investment policies set forth in the Prospectuses. The Funds' investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectuses and this SAI.

Unless otherwise noted in the prospectus or this SAI, a Fund may invest no more than 5% of its total assets in any of the securities or financial instruments described below (unless the context requires otherwise).

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940 (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. A Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus.

The following sections list each Fund's investment objective and its investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section "Instruments in Which the Funds Can Invest."

DEFINED TERMS. All capitalized terms listed in a Fund's Investment Policies and Limitations section referring to permissible investments are described in the section "Instruments in Which the Funds Can Invest."

The following terms are used throughout the Investment Objective and Investment Policies and Limitations sections:
         S&P:  Standard & Poor's Ratings Group
         Moody's:  Moody's Investors Service, Inc.
         Fitch:  Fitch Investors Service, Inc.
         NRSRO:  Nationally Recognized Statistical Ratings Organization

FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.  Senior Securities

The Funds may not:

Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.  Underwriting

The Funds may not:

Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

3.  Borrowing

The Funds may not:

Borrow money, except that (a) each Fund may enter into commitments to purchase securities and instruments in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3 % of the Fund's total assets; and (b) each Fund may borrow money in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 33 1/3% of a Fund's total assets must be repaid before the Fund may make additional investments.

4.  Real Estate

The Funds may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Funds in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

5.  Commodities

The Funds may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.)

6.  Concentration

The Equity Income Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

The Maine Intermediate Municipal Bond Fund, Maine Short-Term Municipal Bond Fund, Michigan Municipal Bond Fund, and Washington Municipal Bond Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; but for these purposes only, industrial development bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

7.   Diversification

The Equity Income Fund is "diversified", which means:

With respect to 75% of a Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Maine  Intermediate  Municipal Bond Fund,  Maine  Short-Term  Municipal Bond
Fund,   Michigan  Municipal  Bond,  and  Washington   Municipal  Bond  Fund  are
"non-diversified".

NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.  Illiquid Securities

The Funds:

Will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Asset Management Inc. determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.  Short Sales and Purchases on Margin

The Funds:

Will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

3.  Other Investment Companies

The Funds:

May invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Securities and Exchange Commission (the "SEC"), the Funds may invest in the other money market funds of the Victory Portfolios. Each Fund will waive the portion of its fee attributable to the assets of each Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Funds are registered for sale.

The Funds may not:

Purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."

4.  Miscellaneous

a.  Investment Grade Obligations

The Maine Intermediate Municipal Bond Fund, Maine Short-Term Municipal Bond, Michigan Municipal Bond Fund, and Washington Municipal Bond Fund may not:

Hold more than five percent of their total assets in securities that have been downgraded below investment grade.

5.  Lending

The Equity Income Fund may not:

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

The Maine Intermediate Municipal Bond Fund, Maine Short-Term Municipal Bond Fund, Michigan Municipal Bond Fund, and Washington Municipal Bond Fund may not:

Lend any security or make any other loan, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

INSTRUMENTS IN WHICH THE FUNDS CAN INVEST

The instruments in which the Funds can invest, according to their investment policies and limitations are described below.

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objective, policies, and limitations, including certain transactions the Funds may make and strategies they may adopt. The following also contains a brief description of certain risk factors. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus and this Statement of Additional Information.

U.S. Corporate Debt Obligations. U.S. Corporate Debt Obligations include bonds, debentures, and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, stripped government securities, and zero coupon obligations. Bonds, notes, and debentures in which the Funds may invest may differ in interest rates, maturities, and times of issuance. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

Short-Term Obligations. These include high quality, short-term obligations such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. (See "Foreign Securities" for a description of risks associated with investments in foreign securities.)

Short-Term Corporate Obligations. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which a Fund may invest generally consist of those rated in the two highest rating categories of an NRSRO that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

Demand Features. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

Bankers' Acceptances. Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of Deposit and demand and time deposits invested in by a Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.

Eurodollar   Certificates  of  Deposit  ("ECDs")  are  U.S.   dollar-denominated
certificates of deposit issued by branches of foreign and domestic banks located outside the United States.

Yankee Certificates of Deposit ("Yankee CDs") are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Eurodollar Time Deposits ("ETDs") are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

Canadian Time Deposits ("CTDs") are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

Commercial Paper. Commercial paper is unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

International Bonds. International Bonds include Euro and Yankee obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"). International Bonds also include Canadian and Supranational Agency Bonds (e.g., International Monetary
Fund). (See "Foreign Debt Securities" for a description of risks associated with investments in foreign securities.)

Foreign Debt Securities. Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation; limitations on the removal of securities, property, or other assets of a Fund; there may be political or social instability; there may be increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. The Adviser will take such factors into consideration in managing a Fund's investments. A Fund will not hold foreign currency in amounts exceeding 5% of its assets as a result of such investments.

Repurchase Agreements. Securities held by a Fund may be subject to Repurchase Agreements. Under the terms of a Repurchase Agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

Reverse Repurchase Agreements. A Fund may borrow funds for temporary purposes by entering into reverse Repurchase Agreements. Reverse Repurchase Agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, a Fund would sell a portfolio security to a financial institution such as a bank and a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a Reverse Repurchase Agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse Repurchase Agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Short-Term Funding Agreements. A Fund may invest in Short-Term Funding Agreements (sometimes referred to as "GICs") issued by insurance companies. Pursuant to such agreements, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund, on a monthly basis, guaranteed interest which is based on an index. The Short-Term Funding Agreement provides that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a Short-Term Funding Agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed, for money market funds, 10% of the Fund's net assets, and for all other funds, 15% of the Fund's net assets. In determining dollar-weighted average portfolio maturity, a Short-Term Funding Agreement will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Variable Amount Master Demand Notes. Variable Amount Master Demand Notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable Amount Master Demand Note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes typically are not rated by credit rating agencies, issuers of Variable Amount Master Demand Notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Adviser will monitor continuously the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Fund's investment policies, a Variable Amount Master Demand Note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable Rate Demand Notes. Variable Rate Demand Notes are tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Funds also may invest in participation Variable Rate Demand Notes, which provide a Fund with an undivided interest in underlying Variable Rate Demand Notes held by major investment banking institutions. Any purchase of Variable Rate Demand Notes will meet applicable diversification and concentration requirements.

Variable and Floating Rate Notes. A Variable Rate Note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A Floating Rate Note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated Variable and Floating Rate Notes purchased by the Fund will only be those determined by the Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular Variable or Floating Rate Note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable or Floating Rate Note in the event that the issuer of the note defaulted on its payment obligations and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or Floating Rate Notes may be secured by bank letters of credit.

Variable or Floating Rate Notes may have maturities of more than one year, as follows:

1. A Variable or Floating Rate Note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A Variable or Floating Rate Note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A Variable or Floating Rate Note that is subject to a demand feature scheduled to be paid in one year or more will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A Variable or Floating Rate Note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where a Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

Extendible Debt Securities. Extendible Debt Securities are securities that can be retired at the option of a Fund at various dates prior to maturity. In calculating average portfolio maturity, a Fund may treat Extendible Debt Securities as maturing on the next optional retirement date.

Receipts. Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

Zero-Coupon Bonds. Zero-Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the Zero-Coupon Bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, Zero-Coupon Bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.

High-Yield Debt Securities. High-Yield Debt Securities are lower-rated debt securities, commonly referred to as "junk bonds" (those rated Ba to C by Moody's or BB to C by S&P), that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of High-Yield Debt Securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

While the market for High-Yield Debt Securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of High-Yield Debt Securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

The market for High-Yield Debt Securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, High-Yield Debt Securities will be valued in accordance with procedures established by the Victory Portfolios' Board of Trustees, including the use of outside pricing services.

Judgment plays a greater role in valuing High-Yield Debt Securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value High-Yield Debt Securities and a Fund's ability to sell these securities.

Since the risk of default is higher for High-Yield Debt Securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Analysis of the Adviser focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Loans and Other Direct Debt Instruments. Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct Debt Instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct Debt Instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand.

Securities of Other Investment Companies. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the SEC, a Fund may invest in the money market funds of the Victory Portfolios. The Adviser will waive its investment advisory fee with respect to assets of a Fund invested in any of the money market funds of the Victory Portfolios, and, to the extent required by the laws of any state in which a Fund's shares are sold, the Adviser will waive its investment advisory fee as to all assets invested in other investment companies.

U.S. Government Obligations. U.S. Government Obligations are obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Municipal Securities. Municipal Securities are obligations, typically bonds and notes, issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, and instrumentalities, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

Three specific types of Municipal Securities are "Maine Tax-Exempt Obligations," "Michigan Tax-Exempt Obligations," and "Washington Tax-Exempt Obligations." Maine Tax-Exempt Obligations are Municipal Securities issued by the State of Maine and its political subdivisions, the interest on which is, in the opinion of the issuer's bond counsel at the time of issuance, excluded from gross income for purposes of both federal income taxation and Maine personal income tax. Michigan Tax-Exempt Obligations are Municipal Securities issued by the State of Michigan and its political subdivisions, the interest on which is, in the opinion of the issuer's bond counsel at the time of issuance, excluded from gross income for purposes of both federal income taxation and Michigan personal income tax. Washington Tax-Exempt Obligations are

Municipal Securities issued by the State of Washington and its political subdivisions, the interest on which is, in the opinion of the issuer's bond counsel at the time of issuance, excluded from gross income for purposes of both federal income taxation and Washington personal income tax.

Generally, Municipal Securities are issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Municipal Securities may include fixed, variable, or floating rate obligations. Municipal Securities may be purchased on a when-issued or delayed-delivery basis (including refunding contracts).

The two principal categories of Municipal Securities are "general obligation" issues and "revenue" issues. Other categories of Municipal Securities are "moral obligation" issues, private activity bonds, and industrial development bonds.

The prices and yields on Municipal Securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the Municipal Security), general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation, and the rating(s) of the issue. There are variations in the quality of Municipal Securities, both within a particular category of Municipal Securities and between categories. Current information about the financial condition of an issuer of tax-exempt bonds or notes usually is not as extensive as that which is made available by corporations whose securities are publicly traded.

The term Municipal Securities, as used in this SAI, includes private activity bonds issued and industrial development bonds by or on behalf of public authorities to finance various privately-operated facilities if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The term Municipal Securities also includes short-term instruments issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues, such as short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Additionally, the term Municipal Securities includes project notes, which are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code. Congress or state legislatures may enact laws extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions. There is also the possibility that, as a result of litigation or other conditions, the power or ability of certain issuers to meet their obligations to pay interest on and principal of their tax-exempt bonds or notes may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal, or political developments might affect all or a substantial portion of the Fund's tax-exempt bonds and notes in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax-exempt bonds, and similar proposals may be introduced in the future. The U.S. Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on the availability of tax-exempt bonds for investment by the Fund and the value of its portfolio. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Municipal

Securities. If such proposals were enacted, the availability of Municipal Securities and their value would be affected.

The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebate to the United States of America. Failure by the issuer to comply with certain of these requirements subsequent to the issuance of tax-exempt bonds could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

General obligation issues are backed by the full taxing power of a state or municipality and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue issues or special obligation issues are backed only by the revenues from a specific tax, project, or facility. "Moral obligation" issues are normally issued by special purpose authorities.

Private activity bonds and industrial development bonds generally are revenue bonds and not payable from the resources or unrestricted revenues of the issuer. The credit and quality of industrial development revenue bonds is usually directly related to the credit of the corporate user of the facilities. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

Private activity bonds, as discussed above, may constitute Municipal Securities depending on their tax treatment. The source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer normally will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy as well as other exceptions similar to those described above. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain local facilities for water supply or other heating or cooling facilities. Other private activity bonds and industrial development bonds issued to fund the construction, improvement or equipment of privately-operated industrial, distribution, research or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all government instrumentalities in the state. Such obligations are included within the term Municipal Securities if the interest paid thereon is, in the opinion of bond counsel, at the time of issuance, excluded from gross income for purposes of both federal income taxation (including any alternative minimum tax) and state personal income tax. The Fund may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

Project notes are secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the U.S. government will lend the issuer an amount equal to the principal of and interest on the project notes, although the issuing agency has the primary obligation with respect to its project notes.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. Insured investments are covered by an insurance policy applicable to a specific security, either obtained by the issuer of the security or by a third party from a private insurer. Insurance premiums for the municipal bonds are paid in advance by the issuer or the third party obtaining such insurance. Such policies are noncancellable and continue in force as long as the municipal bonds are outstanding and the respective insurers remain in business.

The insurer unconditionally guarantees the timely payment of the principal of and interest on the insured municipal bonds when and as such payments become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default, or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer will be responsible for such payments less any amounts received by the bondholder from any trustee for the municipal bond issuers or from any other source. The insurance does not guarantee the payment of any redemption premium, the value of the shares of a Fund, or payments of any tender purchase price upon the tender of the municipal bonds. With respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds, the insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such municipal bonds if there occurs any change in the tax-exempt status of interest on such municipal bonds, including principal, interest, or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal bonds. This insurance is intended to reduce financial risk, but the cost thereof will reduce the yield available to shareholders of a Fund.

The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

The Adviser believes that it is likely that sufficient Municipal Securities will be available to satisfy the Fund's investment objective and policies. In meeting its investment policies, the Fund may invest all or any part of its total assets in Municipal Securities which are private activity bonds. Moreover, although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations, the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by the Adviser.

Municipal Lease Obligations. A Fund may invest a portion of its assets in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, Funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

Lower-Rated Municipal Securities. The Funds do not currently intend to invest in lower-rated municipal securities. However, certain Funds may hold up to 5% of its assets in municipal securities that have been downgraded below investment grade. It should be noted that adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value portfolio securities, and the Fund's ability to dispose of lower-rated securities. Outside pricing services are consistently monitored to assure that securities are valued by a method that the Board of Trustees believes accurately reflects fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

The Fund may choose, at its expense, or in conjunction with others, to pursue litigation seeking to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Federally Taxable Obligations. None of the tax-exempt Funds intend to invest in securities whose interest is federally taxable; however, from time to time, these Funds may invest a portion of their assets on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, these Funds may invest in obligations whose interest is federally taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares of portfolio securities.

Should these Funds invest in federally taxable obligations, they would purchase securities which in the Adviser's judgment are of high quality. This would include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. These Funds' standards for high quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. In making high quality determinations the Fund may also consider the comparable ratings of other nationally recognized rating services.

The Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of the Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Fund's holdings would be affected and the Trustees would reevaluate the Fund's investment objective and policies.

These Funds anticipate being as fully invested as practicable in municipal securities; however, there may be occasions when, as a result of maturities of portfolio securities, sales of Fund shares, or in order to meet redemption requests, the Fund may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions, these Funds may be required to sell securities at a loss.

Refunded Municipal Bonds. Investments by a Fund in refunded municipal bonds that are secured by escrowed obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities are considered to be investments in U.S. Government obligations for purposes of the diversification requirements to which the Funds is subject under the 1940 Act. As a result, more than 5% of a Fund's total assets may be invested in such refunded bonds issued by a particular municipal issuer. The escrowed securities securing such refunded municipal bonds will consist exclusively of U.S. Government obligations, and will be held by an independent escrow agent or be subject to an irrevocable pledge of the escrow account to the debt service on the original bonds.

When-Issued Securities. A Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when issued basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when issued securities for speculative purposes, but only in furtherance of its investment objective.

Delayed-Delivery Transactions. A Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because a Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

Mortgage-Backed Securities--In General. Mortgage-Backed Securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable-rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal, and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage-Backed Securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. A Fund may purchase Mortgage-Backed Securities at a premium or at a discount. Among the U.S. Government securities in which a Fund may invest are Government Mortgage-Backed Securities (or government guaranteed mortgage-related securities). Such guarantees do not extend to the value of yield of the Mortgage-Backed Securities themselves or of the Fund's shares.

U.S. Government Mortgage-Backed Securities. Certain obligations of certain agencies and instrumentalities of the U.S. Government are Mortgage-Backed Securities. Some such obligations, such as those issued by GNMA are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of Mortgage-Backed Securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

GNMA Certificates. Certificates of the GNMA are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures usually will result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

FHLMC Securities. The FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates, and collateralized mortgage obligations ("CMOs"). Participation Certificates resemble GNMA Certificates in that each Participation Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold Participation Certificates guarantee the timely payment of both principal and interest.

FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA Securities. The FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

Collateralized Mortgage Obligations. Mortgage-Backed Securities in which a Fund may invest may also include CMOs. CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds.

Non-Governmental Mortgage-Backed Securities. A Fund may invest in mortgage-related securities issued by non-governmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers, thereof will be considered in determining whether a Non-Governmental Mortgage-Backed Security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. A Fund may buy Non-Governmental Mortgage-Backed Related Securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be invested in illiquid securities.

A Fund may purchase mortgage-related securities with stated maturities in excess of 10 years. Mortgage-related securities include CMOs and participation certificates in pools of mortgages. The average life of mortgage-related securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and hence the average life of the certificates, will be a function of current market interest rates and current conditions in the relevant housing markets. The impact of prepayment of mortgages is described under "Government Mortgage-Backed Securities." Estimated average life will be determined by the Adviser. Various independent mortgage-related securities dealers publish estimated average life data using proprietary models, and in making such determinations, the Adviser will rely on such data except to the extent such data are deemed unreliable by the Adviser. The Adviser might deem data unreliable which appeared to present a significantly different estimated average life for a security than data relating to the estimated average life of comparable securities as provided by other independent mortgage-related securities dealers.

Asset-Backed Securities. Asset-backed securities are debt securities backed by pools of automobile or other commercial or consumer finance loans. The collateral backing asset-backed securities cannot be foreclosed upon. These issues are normally traded over-the-counter and typically have a short to intermediate maturity structure, depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Futures and Options

Futures Contracts. The Funds may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for a Fund than might later be available in the market when it effects anticipated purchases.

The Funds will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

The Funds' ability to use futures trading effectively depends on several factors. First, it is possible that there will not be a perfect price correlation between a futures contract and its underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Restrictions on the Use of Futures Contracts. The Funds will not enter into futures contract transactions for purposes other than bona fide hedging purposes or as a substitute for the underlying securities to gain market exposure to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company.

The Victory Portfolios have undertaken to restrict their futures contract trading as follows: first, the Victory Portfolios will not engage in transactions in futures contracts for speculative purposes; second, the Victory Portfolios will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Victory Portfolios will disclose to all prospective shareholders the purpose of and limitations on its funds' commodity futures trading; fourth, the Victory Portfolios will submit to the CFTC special calls for information. Accordingly, registration as a Commodities Pool Operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by a Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by a Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code's requirements for qualification as a registered investment company and a Fund's intention to qualify as such.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.

Options. The Funds may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. A Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised.

A Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. A Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of their investment objective, a Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. A Fund retains the risk of loss should the value of the underlying security decline. A Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of a Fund's ability to make closing purchase transactions, there is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Illiquid Investments. Illiquid investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Victory Portfolios' Board of Trustees, the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).

Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the counter options, non-government stripped fixed-rate mortgage-backed securities, and Restricted Securities.

Also, the Adviser may determine some securities to be illiquid.

However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Trustees.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering.

Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

Securities Lending Transactions. The Equity Income Fund may from time to time lend securities from its portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. Government Obligations. Key Trust Company of Ohio, N.A., an affiliate of the Investment Adviser, serves as lending agent for the Fund pursuant to a Securities Lending Agency Agreement that was adopted by the Trustees of the Fund. Under the Fund's current practices (which are subject to change), a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. Government Obligations. The Equity Income Fund will not lend portfolio securities to: (a) any "affiliated person" (as that term is defined in the 1940
Act)) of any Fund; (b) any affiliated person of the Investment Adviser; or (c) any affiliated person of such an affiliated person. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Equity Income Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Equity Income
Fund will limit its securities lending to 33 1/3% of total assets. The Maine Intermediate Municipal Bond Fund, Maine Short-Term Municipal Bond Fund, Michigan Municipal Bond Fund, and Washington Municipal Bond Fund will not engage in securities lending.

Short Sales Against-the-Box. The Funds will not make short sales of securities, other than short sales "against-the-box." In a short sale against-the-box, a Fund sells a security that it owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund will enter into short sales against-the-box to hedge against unanticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. Any gains realized by a Fund on such sales will be recognized at the time the Fund enters into the short sale.

Investment Grade and High Quality Securities. The Funds may invest in "investment grade" obligations, which are those rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's) or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board of Trustees.

Participation Interests. The Funds may purchase interests in securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participation, beneficial interests in a trust, partnership interests or any other form of indirect ownership. The Funds invest in these participation interests, in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying securities.

Warrants. Warrants are securities that give a Fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Refunding Contracts. A Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A Fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a Fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

Standby Commitments. A Fund may enter into standby commitments, which are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Funds may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily, the Funds may not transfer a standby commitment to a third party, although they could sell the underlying municipal security to a third party at any time. The Funds may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Funds would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Foreign Investments. The Equity Income Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Unsponsored ADRs may involve additional risks.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisers will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Equity Income Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

The Adviser continuously evaluates issuers based in countries all over the world. Accordingly, the Fund may invest in the securities of issuers based in any country, subject to approval by the Trustees, when such securities met the investment criteria of the Adviser and are consistent with the investment objectives and policies of the Fund.

Miscellaneous Securities. The Funds can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights.

Additional Information Concerning Maine Issuers

[TO BE ADDED]

Additional Information Concerning Michigan Issuers

[TO BE ADDED]

Additional Information Concerning Washington Issuers

[TO BE ADDED]


VALUATION OF PORTFOLIO SECURITIES FOR THE TAX-FREE BOND FUNDS

Investment securities held by the Maine Intermediate Municipal Fund, Michigan Municipal Bond Fund, Maine Short-Term Municipal Bond Fund, and Washington Municipal Bond Fund are valued on the basis of security valuations provided by an independent pricing service, approved by the Trustees, which determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.

VALUATION OF PORTFOLIO SECURITIES FOR THE EQUITY INCOME FUND.

Each equity security held by the Equity Income Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Non-convertible debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Victory Portfolios' officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE, currently 4:00 p.m. Eastern Time.

Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

PERFORMANCE OF THE FUNDS

From time to time, the "standardized yield," "distribution return," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each of the Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of a Fund for the 1, 5, and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Fund are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by The Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the shares of the Funds are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and operating expenses.

Standardized Yields. A Fund's "yield" (referred to as "standardized yield") for a given 30-day period for the shares of the Fund is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

                              2[(a-b+1)6-1]
                                 ---
Standardized Yield =             cd

                    The symbols above represent the following factors:

                    a = dividends and interest earned during the 30-day period.

                    b = expenses accrued for the period (net of any expense reimbursements).

                    c = the average daily number of shares of the Fund outstanding during the 30-day period that were entitled to receive dividends.

                    d    = the maximum  offering price per share on the last day
                         of  the  period,   adjusted   for   undistributed   net
                         investment income.

The standardized yield for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period.

Dividend Yield and Distribution Return. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

                              Dividends + Number of days (accrual period) x 365
                              -------------------------------------------------
       Dividend Yield =       Max. Offering Price (last day of period)


Total Returns. The "average annual total return" of a Fund, is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                                  (ERV)^1n - 1 = Average Annual Total Return
                                   ---
                                  ( P )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                                  ERV - P = Total Return
                                  -------
                                     P

In calculating total returns for the Funds, and for shares of the Funds, the current maximum sales charge (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). Total returns also assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

Other Performance Comparisons.

From time to time a Fund may publish the ranking of its performance or the performance of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds and their classes against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish the ranking of its performance or performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity, international equity taxable bond, municipal bond or other) monthly, based upon each fund's three, five, and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral
(3), below average (2), and lowest (1). Ten percent of the funds, series or classes in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

The total return on an investment made in a Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the
Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. A Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.) A Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared to an investment in shares of a Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-539-FUND.

Investors may also judge, and a Fund may at times advertise, the performance of a Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, and U.S.A. Today. In addition to yield information, general information about a Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return, and investment risk of an investment in shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The New York Stock Exchange ("NYSE") holiday closing schedule indicated in the SAI under "Valuation of Portfolio Securities for the Tax-Free Bond Funds" is subject to change.

When the NYSE or the Federal Reserve Board of Cleveland is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds will determine their net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not Business Days.

The Victory Portfolios has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Funds solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days' notice prior to terminating or modifying a Fund's exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser's judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Purchasing Shares.

Reduced Sales Charge. Reduced sales charges are available for purchases of $50,000 or more of shares of a Fund alone or in combination with purchases of other shares of the Victory Portfolios. To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.

In addition to investing at one time in any combination of shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

Combined Purchases. When you invest in shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

Rights of Accumulation. "Rights of Accumulation" permit reduced sales charges on future purchases of shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

Letter of Intent. If you anticipate purchasing $50,000 or more of shares of a Fund alone or in combination with shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. You must start with a minimum initial investment of 5% of the projected purchase amount. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the Transfer Agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

Exchanging Shares.

Shares of any Victory money market fund may be exchanged for shares of any of the Victory Portfolios, including Class A and Class B shares of the Victory Portfolios where applicable. Exchanges for Class A shares of the Victory Portfolios may be subject to payment of a sales charge.

Shares of a Fund may be exchanged for the same class of shares of any other fund of the Victory Portfolios. For example, an investor can exchange Class B shares of a Fund only for Class B shares of another Fund. At present, not all Funds of the Victory Portfolios offer multiple classes of shares. If a Fund has only one class of shares that does not have a class designation, that class is "Class A" for exchange purposes. When Class B shares are redeemed to effect an exchange, the priorities described in the Prospectuses for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares. If you do not make a selection, your exchange will be made in Class A shares.

Redeeming Shares.

Reinstatement Privilege. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of a Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No service charge is currently made for reinvestment in shares of the Funds. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of a Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation. The reinstatement must be into an account bearing the same registration.

                           DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends from their net investment income as follows:

                                                Income           Capital
                 Fund                         Dividends           Gains
--------------------------------------------------------------------------------
Victory Equity Income Fund         Declared and paid        Declared and paid
                                   quarterly                annually

Victory Maine Intermediate         Declared and paid        Declared and paid
Municipal Bond Fund                monthly                  annually

Victory Maine Short-Term           Declared and paid        Declared and paid
Municipal Bond Fund                monthly                  annually

Victory Michigan Municipal Bond    Declared and paid        Declared and paid
Fund                               monthly                  annually

Victory Washington Municipal       Declared and paid        Declared and paid
Bond Fund                          monthly                  annually

The amount of a Fund's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by a Fund.

The net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.

                                      TAXES

THE Common Trust Funds SAI Tax Section

TAXES

Information set forth in the Prospectuses and this SAI that relates to federal income taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.


If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such future years. As of December 31, 1997, the _________Fund has capital loss carryforwards of $972,568, $2,280,435, and $10,373,808, which expire in 2000, 2001, and 2005, respectively. Under Code sections 382 and 383, if a Fund has an "ownership change," then such Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service) in effect for the month in which the ownership change occurs (the rate for April 1998 is 5.04%). Each Fund will use its best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of the Funds, there can be no assurance that the Funds will not have, or have not already had, an ownership change. If a Fund has or has had an ownership change, then any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforward will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued while the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss.

The Code also treats as ordinary income a portion of the gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future;
(2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal long-term, mid-term, or short-term rate, depending on the type of instrument at issue, reduced by an amount equal to the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds' shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in- the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors, and collars. Under Treasury Regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non- periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non- periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of swaps and certain caps and floors, under an alternative method contained in the regulations).

A Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, for tax years beginning after December 31, 1997, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. The Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association, are treated as U.S. Government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Distributions attributable to dividends received by the Funds from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by the Funds will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the dividend-received deduction.

Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code section 246A. The 46 day holding period must be satisfied during the 90 day period beginning 45 days prior to each applicable ex-dividend date; the 91 day holding period must be satisfied during the 180 day period beginning 90 days before each applicable ex-dividend date. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (58% for alternative minimum tax purposes) of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The Maine Intermediate Municipal Bond Fund, Maine Short-Term Municipal Bond Fund, Michigan Municipal Bond Fund and Washington Municipal Bond Market Fund (the "Tax Exempt Funds") intend to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax-Exempt Funds' taxable year at least 50% of each Fund's total assets consists of tax-exempt municipal obligations. Distributions from a Tax-Exempt Fund will constitute exempt-interest dividends to the extent of such Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax-Exempt Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax-Exempt Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

Alternative Minimum Tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non- corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. For purposes of the corporate AMT, the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining their adjusted current earnings.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax-Exempt Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of a
Tax-Exempt Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax-Exempt Fund will likely be subject to tax on dividends paid by the Tax-Exempt Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of the shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized, but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although economically they constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long-term capital gain recognized by an individual shareholder will be taxed at the lowest rates applicable to capital gains if the holder has held such shares for more than 18 months at the time of the sale. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is
"effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder generally would be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends, and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

TRUSTEES AND OFFICERS

Board of Trustees.

Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the State of Delaware. There are currently nine Trustees, seven of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

The Trustees of the Victory Portfolios, their addresses, ages, and their principal occupations during the past five years are as follows:

                                          Position(s) Held
                                          With the Victory                      Principal Occupation
Name, Address and Age                     Portfolios                            During Past 5 Years
---------------------                     --------------------                  -------------------

Roger Noall,* 63                          Chairman and Trustee                  From  1996 to  present,  Executive  of
c/o Brighton Apt. 1603                                                          KeyCorp;  from  1995 to 1996,  General
8231 Bay Colony Drive                                                           Counsel  and   Secretary  of  KeyCorp;
Naples, Florida  34108                                                          from  1994 to 1996,  Senior  Executive
                                                                                Vice President and Chief  Administrative
                                                                                Officer of  KeyCorp;  from 1985 to 1994,
                                                                                Vice  Chairman  of the  Board  and Chief
                                                                                Administrative    Officer   of   Society
                                                                                Corporation (now known as KeyCorp).


                                                                                From  1989 to  present,  Chairman  and
Leigh A. Wilson,** 53                     President and Trustee                 Chief Executive  Officer,  New Century
New Century Care, Inc.                                                          Care, Inc.  (merchant bank); from 1995
53 Sylvan Road North                                                            to present,  Principal  of New Century
Westport, CT  06880                                                             Living,  Inc.;  from 1989 to  present,
                                                                                Director of Chimney Rock  Vineyard and
                                                                                Chimney Rock Winery.
-----------------

*        Mr. Noall is an "interested person" and an "affiliated person" of the Company.

**       Mr.  Wilson is deemed to be an  "interested  person" of the Victory  Portfolios  under the 1940 Act solely by reason of his position as President.


                                       49



                                          Position(s) Held
                                          With the Victory                      Principal Occupation
Name, Address and Age                     Portfolios                            During Past 5 Years
---------------------                     --------------------                  -------------------

Edward P. Campbell, 48                    Trustee                               From October 1997 to present,  President
Nordson Corporation                                                             and Chief  Executive  Officer of Nordson
28601 Clemens Road                                                              Corporation (manufacturer of application
Westlake, OH  44145                                                             equipment);  July 1996 to October  1997,
                                                                                President and Chief Operating Officer of
                                                                                Nordson Corporation;  from March 1994 to
                                                                                July 1996,  Executive Vice President and
                                                                                Chief   Operating   Officer  of  Nordson
                                                                                Corporation;  from  May  1988  to  March
                                                                                1994,    Vice   President   of   Nordson
                                                                                Corporation; from 1987 to December 1994,
                                                                                member of the  Supervisory  Committee of
                                                                                Society's     Collective      Investment
                                                                                Retirement Fund; from May 1991 to August
                                                                                1994,  Trustee,  Financial Reserves Fund
                                                                                and  from  May  1993  to  August   1994,
                                                                                Trustee,  Ohio  Municipal  Money  Market
                                                                                Fund.  Currently,  Director  of  Nordson
                                                                                Corporation.


Dr. Harry Gazelle, 70                     Trustee                               Retired radiologist, Drs. Hill and
17822 Lake Road                                                                 Thomas Corporation.
Lakewood, OH  44107


                                       50




                                          Position(s) Held
                                          With the Victory                      Principal Occupation
Name, Address and Age                     Portfolios                            During Past 5 Years
---------------------                     --------------------                  -------------------

Eugene J. McDonald, 65                    Trustee                               From 1990 to present,  Executive  Vice
Duke Management Company                                                         President    and   Chief    Investment
2200 West Main Street                                                           Officer for Asset  Management  of Duke
Suite 1000                                                                      University  and  President  and CEO of
Durham, N.C.  27705                                                             Duke Management  Company;  Director of
                                                                                CCB Financial Corporation, Flag Group of
                                                                                Mutual Funds, DP Mann Holdings,  Greater
                                                                                Triangle  Community  Foundation,  and NC
                                                                                Bar Association Investment Committee.


Dr. Thomas F. Morrissey, 64              Trustee                                1995    Visiting    Scholar,    Bond
Weatherhead School of                                                           University,  Queensland,  Australia;
Management                                                                      Professor,   Weatherhead  School  of
Case Western Reserve                                                            Management,   Case  Western  Reserve
University                                                                      University;   from   1989  to  1995,
10900 Euclid Avenue                                                             Associate    Dean   of   Weatherhead
Cleveland, OH  44106-7235                                                       School of  Management;  from 1987 to
                                                                                December 1994, Member of the Supervisory
                                                                                Committee   of   Society's    Collective
                                                                                Investment  Retirement  Fund;  from  May
                                                                                1991 to August 1994, Trustee,  Financial
                                                                                Reserves  Fund  and  from  May  1993  to
                                                                                August  1994,  Trustee,  Ohio  Municipal
                                                                                Money Market Fund.


Dr. H. Patrick Swygert, 55               Trustee                                President,     Howard    University;
Howard University                                                               formerly      President,       State
2400 6th Street, N.W.                                                           University  of New  York at  Albany;
Suite 402                                                                       formerly,  Executive Vice President,
Washington, D.C.  20059                                                         Temple University.


Frank A. Weil, 67                        Trustee                                Chairman and Chief Executive  Officer of
Abacus & Associates                                                             Abacus  &  Associates,   Inc.   (private
147 E. 47th Street                                                              investment firm); Director and President
New York, N.Y.  10017                                                           of the Norman and Hickrill  Foundations;
                                                                                Director,  Trojan  Industries.  Formerly
                                                                                United  States  Assistant  Secretary  of
                                       51                                       Commerce for Industry and Trade.



The Board presently has an Investment Policy Committee, a Business, Legal, and Audit Committee, and a Board Process and Nominating Committee. The members of the Investment Policy Committee are Messrs. Wilson and Morrissey, who will serve until August 1998. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell, and Gazelle who will serve until August 1998. The function of the Business, Legal, and Audit Committee is to recommend independent auditors and monitor accounting and financial matters and to review compliance and contract matters. Mr. Campbell is the Chairman of the Board Process and Nominating Committee which nominates persons to serve as Independent Trustees and Trustees to serve on committees of the Board.

The Investment Policy Committee met four times during the 12 months ended October 31, 1997. The Business, Legal and Audit Committee met four times during the 12 months ended October 31, 1997.

Remuneration of Trustees and Certain Executive Officers.

Each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting). Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting). The Advisor pays the fees and expenses of Roger Noall.

The following table indicates the compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1997.

                                                                                         Aggregate
                                    Pension or Retirement       Estimated Annual       Compensation        Total Compensation
                                     Benefits Accrued as            Benefits           from Victory             from Victory
                                        Portfolio Expenses      Upon Retirement           Portfolios        "Fund Complex" (1)
                                    --- -------------------     ---------------       --- -----------       ------------------
Leigh A. Wilson, Trustee........             -0-                      -0-                $   45,000           $      56,250
Robert G. Brown, Trustee........             -0-                      -0-                    39,000                  39,000
Edward P. Campbell, Trustee.....             -0-                      -0-                    39,000                  50,250
Harry Gazelle, Trustee..........             -0-                      -0-                    40,200                  40,200
Thomas F. Morrissey, Trustee                 -0-                      -0-                    39,000                  39,000
H. Patrick Swygert, Trustee.....             -0-                      -0-                    36,600                  36,600


(1) There are presently 35 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the board of each fund in the "Fund Complex."
Officers.

The officers of the Victory Portfolios, their ages, addresses, and principal occupations during the past five years, are as follows:

                                        Position(s) with the                  Principal Occupation
Name, Age, and Address                  Victory Portfolios                    During Past 5 Years
-----------------------                 --------------------                  -------------------

Leigh A. Wilson, 53                     President and Trustee                 From 1989 to  present,  Chairman  and
New Century Care, Inc.                                                        Chief Executive Officer,  New Century
53 Sylvan Road North                                                          Care,  Inc.   (merchant  bank);  from
Westport, CT  06880                                                           1995  to  present,  Principal  of New
                                                                              Century  Living,  Inc.;  from  1989 to
                                                                              present,   Director  of  Chimney  Rock
                                                                              Vineyard and Chimney Rock Winery.


William B. Blundin, 59                  Vice President                        Senior Vice  President  of BISYS Fund
125 West 55th Street                                                          Services ("BISYS");  officer of other
New York, N.Y.  10019                                                         investment companies  administered by
                                                                              BISYS Fund  Services;  President  and
                                                                              Chief  Executive   Officer  of  Vista
                                                                              Broker-Dealer     Services,     Inc.,
                                                                              Emerald  Asset  Management,  Inc. and
                                                                              BNY  Hamilton   Distributors,   Inc.,
                                                                              registered broker/dealers.

                                                                              Executive Vice President of BISYS.
J. David Huber, 51                      Vice President
3435 Stelzer Road
Columbus, OH  43219-3035

                                                                              From   December   1996  to   present,
Thomas E. Line, 30                      Treasurer                             employee  of  BISYS  Funds  Services;
3435 Stelzer Road                                                             from   September   1989  to  November
Columbus, OH  43219-3035                                                      1996,  Audit  Senior  Manager at KPMG
                                                                              Peat Marwick LLP.


                                       54




                                        Positions(s) with the                 Principal Occupation
Name, Age, and Address                  Victory Portfolios                    During Past Years
----------------------                  ------------------                    -----------------


Michael J. Sullivan, 33                 Secretary                             From December  1996 to present,  Vice
3435 Stelzer Road                                                             President  of  BISYS  Fund  Services;
Columbus, OH  43219-3035                                                      from February 1995 to November  1996,
                                                                              President,    Performance   Financial
                                                                              Group  (a  mutual   fund   consulting
                                                                              firm);  from  January 1993 to January
                                                                              1995, CEO, Manufacturing Company.


Jay G. Baris, 44                        Assistant Secretary                   From   1994  to   Present,   Partner,
Kramer, Levin, Naftalis                                                       Kramer,  Levin,  Naftalis  & Frankel;
& Frankel                                                                     previously, Partner, Reid & Priest.
919 Third Avenue, 41st Floor
New York, NY  10022

Alaina V. Metz, Age 31                  Assistant Secretary                   From  June  1995  to  present,  Chief
3435 Stelzer Road                                                             Administrative     and     Regulatory
Columbus, OH  43219-3035                                                      Services,    BISYS   Fund    Services
                                                                              Limited Partnership; from May 1989 to
                                                                              June 1995,  Supervisor,  Mutual  Fund
                                                                              Legal  Department,  Alliance  Capital
                                                                              Management.


The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The officers of the Victory Portfolios (other than Leigh Wilson) receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS receives fees from the Victory Portfolios as Administrator.

As of March 31, 1998, the Trustees and officers as a group owned beneficially less than 1% of all classes of outstanding shares of the Funds.

ADVISORY AND OTHER CONTRACTS

Investment Adviser.

One of the Fund's most important contracts is with its investment adviser, Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation registered as an investment adviser with the SEC. KAM is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), a wholly-owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $64 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of December 31, 1997, KeyCorp had an asset base of $74 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which
KeyBank, formerly Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. KeyBank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for Funds that are advised by the Adviser.

         .60 of 1% of average daily net assets
                  Victory Maine Intermediate Municipal Bond Fund
                  Victory Maine Short-Term Municipal Bond Fund
                  Victory Michigan Municipal Bond Fund
                  Victory Washington Municipal Bond Fund

         1% of average daily net assets
                  Victory Equity Income Fund

The Investment Advisory Agreement.

Unless sooner terminated, the Investment Advisory Agreement between the Adviser and the Victory Portfolios, on behalf of the Funds (the "Investment Advisory Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, by vote of the Board of Trustees of the Victory Portfolios, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Glass-Steagall Act.

In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of Key Trust Company of Ohio, N.A. and the Adviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A. and the Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A. and the Adviser.

Portfolio Transactions.

Income and Equity Funds. Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, each Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Victory Portfolios and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Victory Portfolios. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Funds.

All Funds. The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Key Trust Company of Ohio, N.A. ("Key Trust") or their affiliates, or BISYS or its affiliates, and will not give preference to Key Trust's correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those made for the other Funds of the Victory Portfolios or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the securities in which the Funds invest, and the Funds may invest in similar securities. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to such Funds, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Victory Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Victory Portfolios, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

Portfolio Turnover.
The turnover rate stated in the Prospectus for a Fund's investment portfolio is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

Administrator.

BISYS Fund Services Limited Partnership (d/b/a BISYS Fund Services) ("BISYS" or the "Administrator") serves as administrator to the Funds pursuant to an
administration    agreement   dated    October 1, 1997   (the   "Administration
Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement), subject to the supervision of the Board of Trustees.

For the services rendered to the Funds and related expenses borne by BISYS as Administrator, each Fund pays BISYS an annual fee, computed daily and paid monthly, at the following annual rates based on each Fund's average daily net assets:

         .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and .10% for portfolio assets greater than $600 million.

BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

Unless sooner terminated, the Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, BISYS assists in each Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder.

Sub-Administrator

KAM serves as sub-administrator to the Funds pursuant to a sub-administration agreement dated October 1, 1997 (the "Sub-Administration Agreement"). As sub-administrator, KAM assists the Administrator in all aspects of the operations of the Funds, except those performed by KAM under its Investment Advisory Agreement.

For services provided under the Sub-Administration Agreement, the Administrator pays KAM a fee, with respect to each Fund, calculated at the annual rate of up to five one-hundredths of one percent (.05%) of such Fund's average daily net assets. Except as otherwise provided in the Administration Agreement, KAM shall pay all expenses incurred by it in performing its services and duties as sub-administrator. Unless sooner terminated, the Sub-Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, unless written notice not to renew is given by the non-renewing party.

Under the Sub-Administration Agreement, KAM's duties include maintaining office facilities, furnishing statistical and research data, compiling data for various state and federal filings by the Funds, assist in mailing and filing the Funds' annual and semi-annual reports to shareholders, providing support for board meetings, and arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder.

Distributor.

BISYS Fund Services serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Victory Portfolios. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

Transfer Agent.

State Street Bank and Trust Company ("State Street") serves as transfer agent for the Funds. Boston Financial Data Services, Inc. ("BFDS") serves as the dividend disbursing agent and servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Victory Portfolios, State Street has agreed (1) to issue and redeem shares of the Victory Portfolios; (2) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and
(5) to make periodic reports to the Trustees concerning the Victory Portfolios' operations.

Shareholder Servicing Plan.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Funds as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals which require a shareholder vote; and (10) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations.

Other Servicing Plans.

In connection with certain servicing plans, the Funds had made certain commitments that provide: (i) for one or more brokers to accept on the Funds' behalf, purchase and redemption orders; (ii) authorize such brokers to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf; (iii) that the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order; and (iv) that customer orders will be priced at the Funds' Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

Distribution and Service Plan.

The Victory Portfolios, on behalf of the Funds has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Board of Trustees has adopted the Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds under the Plan.
Under the Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Victory Portfolios of the distribution of their shares, such payment is authorized by the Plan.

The Plan specifically recognizes that the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Funds' shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Board of Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the Funds other than the advisory and administrative fees authorized under the investment advisory and administration agreements. To the extent that the Plan gives the Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Funds, additional sales of the Funds' shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

Fund Accountant.

BISYS Fund Services Ohio, Inc. ("BISYS, Inc.") serves as fund accountant for the all of the Funds pursuant to a fund accounting agreement with the Victory
Portfolios dated May 31, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS, Inc. calculates each Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. Under the Fund Accounting Agreement, BISYS, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, $2,917 per tax-free fund and $3,333 per international fund and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

Custodian.

Cash and securities owned by each of the Victory Portfolios are held by Key Trust as custodian pursuant to a Custodian Agreement dated August 1, 1996. Cash and securities owned by the Funds are also held by Morgan Stanley Trust Company ("Morgan Stanley") as sub-custodian, and certain foreign sub-custodians, pursuant to a Sub-Custody Agreement. Under these Agreements, Key Trust and Morgan Stanley each (1) maintains a separate account or accounts in the name of each respective fund; (2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning The Victory Portfolios' operations.

Key Trust may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust shall remain liable for the performance of all of its duties under the Custodian Agreement.

Independent Accountants.

Coopers & Lybrand L.L.P. serves as The Victory Portfolios' auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

Legal Counsel.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Victory Portfolios.

Expenses.

The Funds bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operation.

ADDITIONAL INFORMATION

Description of Shares.

The Victory Portfolios (sometimes referred to as the "Trust") is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Victory Portfolios presently has 35 series of shares, which represent interests in the following funds and their respective classes, if any:

Balanced Fund
         Class A Shares
         Class B Shares
Convertible Securities Fund
Diversified Stock Fund
         Class A Shares
         Class B Shares
Equity Income Fund
Federal Money Market Fund
         Select Shares
         Investor Shares
Financial Reserves Fund
Fund For Income
Government Mortgage Fund
Growth Fund
Institutional Money Market Fund
         Select Shares
         Investor Shares
Intermediate Income Fund
International Growth Fund
         Class A Shares
         Class B Shares

Investment Quality Bond Fund
Lakefront Fund
LifeChoice Conservative Investor Fund
LifeChoice Growth Investor Fund
LifeChoice Moderate Investor Fund
Limited Term Income Fund
Maine Intermediate Municipal Bond Fund
Maine Short-Term Municipal Bond Fund
Michigan Municipal Bond Fund
National Municipal Bond Fund
         Class A Shares
         Class B Shares
New York Tax-Free Fund
         Class A Shares
         Class B Shares
Ohio Municipal Bond Fund
Ohio Municipal Money Market Fund
Ohio Regional Stock Fund
         Class A Shares
         Class B Shares
Prime Obligations Fund
Real Estate Investment Fund
Special Growth Fund
Special Value Fund
         Class A Shares
         Class B Shares
Stock Index Fund
Tax-Free Money Market Fund
U.S. Government Obligations Fund
         Select Shares
         Investor Shares
Value Fund
Washington Municipal Bond Fund

The Victory Portfolios' Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

Shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and
(2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, The Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

Shareholder and Trustee Liability.

The Victory Portfolios is organized as a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Victory Portfolios shall not be liable for the obligations of the Victory Portfolios. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

Miscellaneous.

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Victory Portfolios upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Victory Portfolios is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Victory Portfolios.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectus and this Statement of Additional Information are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

APPENDIX
Description of Security Ratings.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-. High credit quality Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1. Obligations supported by a very strong capacity for timely repayment.

A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations. U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations. Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration,
the  Federal  National  Mortgage  Association,  the Federal  Home Loan  Mortgage
Corporation,  and  the  Student  Loan  Marketing  Association.   Some  of  these
obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

The Victory Portfolios


                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:


           Included in Part A:   None .

           Included in Part B:   None .



     (b)   Exhibits:


EX-99.B1       Delaware Trust Instrument dated December 6, 1995, as amended.(10)

EX-99.B2       By-Laws adopted December 6, 1995.(1)

EX-99.B3       None.

EX-99.B4       None.


EX-99.B5(a)    Investment  Advisory Agreement dated as of March 1, 1997, between the Registrant and Key Asset Management Inc.(7)



           (b) Investment Advisory Agreement between the Registrant and Key Asset Management Inc. regarding Lakefront Fund and Real Estate Investment Fund.(7)



           (c)      Investment   Sub-Advisory   Agreement   between   Key  Asset
                    Management  Inc.  and  Lakefront  Capital  Investors,   Inc.
                    regarding the Lakefront Fund.(7)

           (d) Form of Investment Advisory Agreement between the Registrant and Key Asset Management Inc. regarding the International Growth Fund.(11)


           (e) Form of Investment Advisory Agreement between the Registrant and Key Asset Management Inc. regarding the Maine Intermediate Municipal Bond Fund, Maine Short-Term Municipal Bond Fund, Michigan Municipal Bond Fund, Washington Municipal Bond Fund and Equity Income Fund.(12)

The Victory Portfolios




EX-99.B6(a)         Distribution  Agreement  dated  June  1,  1996  between  the
                    Registrant and BISYS Fund Services Limited Partnership.(4)



        (b)         Form of Broker-Dealer Agreement.(2)

EX-99.B7            None.

EX-99.B8(a)         Amended and Restated Mutual Fund Custody Agreement dated May
                    24, 1995 by and between the Registrant and Key Trust Company of Ohio, N.A. is incorporated herein by reference to Exhibit
                    8(a) to Post-Effective  Amendment No. 22 to the Registrant's
                    Registration  Statement  on Form N-1A  filed on  August  28,
                    1995.

        (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (4)

EX-99.B9(a)         Administration  Agreement  dated October 1, 1997 between the
                    Registrant and BISYS Fund Services Limited Partnership.(10)

        (b) Sub-Administration Agreement dated October 1, 1997 between BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services and Key Asset Management Inc.(10)

        (c) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company.(4)

        (e) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., and Schedule A thereto, are incorporated herein by reference to Exhibit
                    (d) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

        (f) Shareholder Servicing Plan dated June 5, 1995 with an amended Schedule I dated March 1, 1997.(5)

        (g)         Form of Shareholder Servicing Agreement.(1)

EX-99.B10           Opinion of Counsel  was filed with  Registrant's  Rule 24f-2
                    Notice in respect of the period ending October 31, 1996, submitted electronically on December 23, 1996, accession number 0000950152-96-006841.


EX-99.B11(a)        Consent of Kramer, Levin, Naftalis & Frankel.  (12)

         (b)        Consent of Coopers & Lybrand L.L.P.  (12)


EX-99.B12           None.

EX-99.B13(a)        Purchase   Agreement   dated   November   12,  1986  between
                    Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to

The Victory Portfolios


                    Pre-Effective   Amendment   No.   1  to   the   Registrant's
                    Registration Statement on Form N-1A filed on November 13, 1986.

           (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

           (c)      Purchase  Agreement is  incorporated  herein by reference to
                    Exhibit 13(c) to Post- Effective Amendment No. 7 to the Registrant's Registration Statement on Form N- 1A filed on December 1, 1989.

EX-99.B14           None.

EX-99.B15(a)        Distribution  and  Service  Plan  dated June 5, 1995 for The
                    Victory Portfolios Class A Shares of National Municipal Bond
                    Fund,  New York Tax-Free  Fund,  Fund for Income,  Financial
                    Reserves  Fund,   Institutional   Money  Market  Fund,  Ohio
                    Municipal  Money Market Fund  Lakefront Fund and Real Estate
                    Investment Fund with amended Schedule I dated March 1, 1997.
                    (5)


          (b) Distribution Plan dated June 5, 1995 for Class B Shares of National Municipal Bond Fund, and New York Tax-Free Fund and adopted December 6, 1995 for Class B Shares of Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund, Special Value Fund, Institutional Money Market Fund and Investor Shares of the U.S. Government Obligations Fund.(2)



EX-99.B16(a)        Forms  of   computation   of   performance   quotation   are
                    incorporated   herein  by   reference   to   Exhibit  16  to
                    Post-Effective   Amendment   No.  19  to  the   Registrant's
                    Registration  Statement  on Form N-1A filed on December  23,
                    1994.


          (b) Forms of computation of performance quotation for the Class B shares of the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional



                    Stock Fund and Special Value Fund.(4)

          (c) Forms of computation of performance quotation for the Lakefront Fund and U. S. Government Obligations Fund - Investor Class.(6)

          (d) Computation of performance quotation for the Real Estate Investment Fund.(8)

          (e) Computation of performance quotation for U.S. Government Obligations Fund -Investor Shares.(10)

EX-99.B17           See EX-27.

EX-99.B18           Amended and Restated Rule 18f-3  Multi-Class  Plan effective as of December 3, 1997.(10)

EX-99.B19(a)        Powers of Attorney of Roger Noall and Frank A. Weil.(9)

The Victory Portfolios



         (b) Powers of Attorney of Leigh A. Wilson, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (10)

EX-27               None.
--------------------------------

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(3) Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed electronically on February 28, 1996, accession number 0000922423-96-0000106.

(4) Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(5) Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

(6) Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed electronically on June 27, 1997, accession number 0000922423-97-000530.

(7) Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(8) Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed electronically on December 17, 1997, accession number 0000922423-97-001022.

(9) Filed as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(10) Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.


(11) Filed as an Exhibit to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed electronically on March 31 1998, accession number 0000922423-98-000358.

(12) Filed herewith.


Item 25.   Persons Controlled by or under Common Control with Registrant.

           None.

Item 26.   Number of Holders of Securities.


As of March 31, 1998 the number of record holders of each Fund of the Registrant were as follows:


                                                           Number of
      Title of Fund                                      Record Holders
      -------------                                      --------------

      Balanced Fund

             Class A Shares                               1,470
             Class B Shares                                 351

      Diversified Stock Fund

             Class A Shares                              15,108
             Class B Shares                               4,040

      Financial Reserves Fund                               139

      Fund For Income                                     1,695

The Victory Portfolios





      Government Mortgage Fund                               332

      Growth Fund                                            584

      Intermediate Income Fund                               367

      International Growth Fund

             Class A Shares                                1,403
             Class B Shares                                   66

      Institutional Money Market Fund

             Select Class Shares                              30
             Investor Class Shares                            51

      Investment Quality Bond Fund                         2,568

      Lakefront Fund                                          74

      Limited Term Income Fund                               617

      National Municipal Bond Fund

             Class A Shares                                1,613
             Class B Shares                                   78

      New York Tax-Free Fund

             Class A Shares                                  587
             Class B Shares                                  110

      Ohio Municipal Bond Fund                               419

      Ohio Municipal Money Market Fund                       151

      Ohio Regional Stock Fund

             Class A Shares                                1,262
             Class B Shares                                  129

      Prime Obligations Fund                               1,312

      Real Estate Investment Fund                            218

      Special Growth Fund                                    763

      Special Value Fund

             Class A Shares                                5,115
             Class B Shares                                  279

      Stock Index Fund                                     1,458

The Victory Portfolios




      Tax Free Money Market Fund                               96

      U.S. Government Obligations Fund

             Select Class Shares                              403
             Investor Class Shares                            128

      Value Fund                                              291

      Federal Money Market Fund - Investor                   669

      Convertible Securities Fund                          1,424

      LifeChoice Conservative Investor Fund                   13

      LifeChoice Moderate Investor Fund                       18

      LifeChoice Growth Investor Fund                         26

      Maine Intermediate Municipal Bond Fund                   0

      Maine Short-Term Municipal Bond Fund                     0

      Michigan Municipal Bond Fund                             0

      Washington Municipal Bond Fund                           0

      Equity Income Fund                                       0



Item 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit 99.B1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "Section 10.02  Indemnification.

           (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                    (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened

The Victory Portfolios



           while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b) No  indemnification  shall be  provided  hereunder  to a  Covered
           Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

           Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in
           Section V of the Distribution  Agreement incorporated by reference as
           Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(c) hereto, and
           Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no

The Victory Portfolios



           event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser


           Key Asset Management Inc. ("KAM") is the investment adviser to each fund of the Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $74 billion as of December 31, 1997. KeyCorp is a leading financial institution doing business in 25 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $60 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.


           Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, 15th Floor, Cleveland, Ohio 44114, was incorporated in 1991.

           As of June 1, 1998, subject to shareholder approval, Indocam International Investment Services, S.A. ("IIIS"), will be the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS specializes in global asset management and offers its clients a full range of asset management services from offices located in Paris, Hong Kong, Singapore, and Tokyo. As of December 31, 1997, Indocam managed approximately $124 billion for its clients. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.

           To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar

The Victory Portfolios


           years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

           The principal executive officers and directors of KAM are as follows:

Directors:

           William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer.

           Richard J. Buoncore, Senior Managing Director, President and Chief Operating Officer.


           Anthony Aveni, Senior Managing Director. Also Chief Investment Officer of Key Asset Management Inc.

           Vincent DeP. Farrell, Senior Managing Director and Chief Investment Officer. Also Chief Investment Officer, Executive Vice President adn Managing Director of Spears, Benzak, Salomon & Farrell Division ("SBSF").

           Richard E. Salomon, Senior Managing Director. Also President and Director of Wealth Management, SBSF.


           Gary R. Martzolf, Senior Managing Director.


Other Officers:

           Charles  G.  Crane,   Senior  Managing   Director  and  Chief  Market
           Strategist.


           James  D.  Kacic,  Chief  Financial  Officer,   Chief  Administrative
           Officer, and Senior Managing Director.

           William R. Allen, Managing Director.


           Michael Foisel, Assistant Treasurer.

           Michael Stearns, Chief Compliance Officer.

           William J. Blake, Secretary.

           Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KMC.

           Kathleen A. Dennis, Senior Managing Director.



           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The Victory Portfolios


           The principal executive officers and directors of Lakefront are as follows:

           Nathaniel E. Carter, President. Also Chief Investment Officer of Lakefront.

           Kenneth A. Louard, Chief Operating Officer.

           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

           The principal executive officers and directors of IIIS are as follows:

           Jean-Claude Kaltenbach, Chairman and CEO.

           Ian Gerald McEvatt, Director.

           Claude Doumic, Director.

           Didier Guyot de la Pommeraye, Director.

           Charles Vergnot, Director.

           Eric Jostrom, Director.

           Gerard Sutterlin, Secretary General.

           The business address of each of the foregoing individuals is 9, rue Louis Murat, Paris, France 75008.


Item 29.   Principal Underwriter


     (a) BISYS Fund Services, the Registrant's administrator, also acts as the distributor for the following investment companies as of March 26, 1998.


                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                      The Empire Builder Tax Free Bond Fund
                            ESC Strategic Funds, Inc.

                                The Eureka Funds

                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                         The Infinity Mutual Funds, Inc.
                               INTRUST Funds Trust
                                 The Kent Funds

The Victory Portfolios


                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                M.S.D. & T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                            The Republic Funds Trust
                        The Republic Advisor Funds Trust
                           The Riverfront Funds, Inc.
                      SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.


     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of March 30, 1998 were as follows:


           Lynn J. Mangum, Chairman and CEO.

           Dennis Sheehan, Director, Executive Vice President and Treasurer.

           J. David Huber, President.

           Kevin J. Dell, Vice President and Secretary.

           Mark Rybarczyk, Senior Vice President.

           William Tomko, Senior Vice President.

           Michael D. Burns, Vice President.

           David Blackmore, Vice President.

           Steve Ludwig, Compliance Officer.

           Mark Telfer, Compliance Officer.

           Robert Tuch, Assistant Secretary.

           The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

The Victory Portfolios


Item 30.   Location of Accounts and Records

     (1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)   Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio
           44114-1306   (records   relating  to  its   functions  as  investment
           sub-adviser for the Lakefront Fund only).

     (3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its functions as investment sub-adviser for the International Growth Fund only).

     (4)   KeyBank  National  Association,  127 Public Square,  Cleveland,  Ohio
           44114-1306   (records   relating  to  its  functions  as  shareholder
           servicing agent).

     (5) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (6)   State Street Bank and Trust  Company,  225 Franklin  Street,  Boston,
           Massachusetts 02110- 3875 (records relating to its functions as transfer agent).

     (7) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (8) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

     (9) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 31.   Management Services

           None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


     (b)   None.

The Victory Portfolios


     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.


NOTICE

A copy of the Delaware Trust Instrument of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of April, 1998.


                                  THE VICTORY PORTFOLIOS


                                  By: /s/Leigh A. Wilson
                                      ------------------
                                      Leigh A. Wilson, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 1998.


/s/ Roger Noall                               Chairman of the Board and Trustee
-------------------
Roger Noall

/s/ Leigh A. Wilson                           President and Trustee
-------------------
Leigh A. Wilson

/s/Thomas E. Line                             Treasurer
-------------------
Thomas E. Line

      *                                       Trustee
-------------------
Edward P. Campbell

      *                                       Trustee
-------------------
Harry Gazelle

      *                                       Trustee
Thomas F. Morrissey
-------------------

      *                                       Trustee
-------------------
H. Patrick Swygert

      *                                       Trustee
-------------------
Frank A. Weil

      *                                       Trustee
-------------------
Eugene J. McDonald

*By: /s/ Carl Frischling
     -------------------
      Carl Frischling
      Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney filed with Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A on February 26, 1998 and with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 on February 3, 1998.

The Victory Portfolio


                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number
--------------


EX-99.B5(e)         Form of Investment Advisory Agreement between the Registrant
                    and  Key  Asset   Management   Inc.   regarding   the  Maine
                    Intermediate Municiapl Bond Fund, Maine Short-Term Municipal
                    Bond  Fund,   Michigan   Municipal  Bond  Fund,   Washington
                    Municipal Bond Fund and Equity Income Fund.



EX-99.B11(a)        Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)        Consent of Coopers & Lybrand L.L.P.